--------------------------------------------------------------------------------

                 NEUBERGER BERMAN EQUITY FUNDS [GRAPHIC OMITTED]

                       STATEMENT OF ADDITIONAL INFORMATION

      Investor Class Shares, Trust Class Shares, Advisor Class Shares, and
                           Institutional Class Shares


                             DATED DECEMBER 19, 2005


Neuberger Berman CENTURY Fund                Neuberger Berman FASCIANO Fund
Neuberger Berman FOCUS Fund                  Neuberger Berman GENESIS Fund
Neuberger Berman GUARDIAN Fund               Neuberger Berman INTERNATIONAL Fund
Neuberger Berman INTERNATIONAL               Neuberger Berman MANHATTAN Fund
INSTITUTIONAL Fund
Neuberger Berman MILLENNIUM Fund             Neuberger Berman PARTNERS Fund
Neuberger Berman REAL ESTATE Fund            Neuberger Berman REGENCY Fund
Neuberger Berman SOCIALLY RESPONSIVE Fund
--------------------------------------------------------------------------------

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700



      Neuberger Berman CENTURY Fund, Neuberger Berman FASCIANO Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman REAL ESTATE Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund (each a "Fund") are mutual funds that offer shares pursuant to Prospectuses dated December 19, 2005.

      The Prospectus for your share class provides more information about the Funds that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the appropriate Prospectus carefully before investing.

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectuses and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

      The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2005 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                           Page


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Cash Management and Temporary Defensive Positions......................5

PERFORMANCE INFORMATION.....................................................33
      Average Annual Total Return Computations..............................33
      Average Annual Total Return After Taxes On Distributions..............34
      Average Annual Total Return After Taxes On Distributions and
        Sale of Fund Shares.................................................34

CERTAIN RISK CONSIDERATIONS.................................................34

TRUSTEES AND OFFICERS.......................................................34

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................49
      Investment Manager and Administrator..................................49
      Sub-adviser...........................................................58
      Portfolio Manager Information.........................................58
      Investment Companies Managed..........................................65
      Codes of Ethics.......................................................70
      Management and Control of NB Management and Neuberger Berman..........70

DISTRIBUTION ARRANGEMENTS...................................................71
      Distribution Plan (Trust Class Only)..................................72
      Distribution Plan (Advisor Class Only)................................73

ADDITIONAL PURCHASE INFORMATION.............................................75
      Share Prices and Net Asset Value (All Classes)........................75
      Automatic Investing and Dollar Cost Averaging.........................76

ADDITIONAL EXCHANGE INFORMATION.............................................77

ADDITIONAL REDEMPTION INFORMATION...........................................81
      Suspension of Redemptions.............................................81
      Redemptions in Kind...................................................81

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................82

ADDITIONAL TAX INFORMATION..................................................83
      Taxation of the Funds.................................................83
      Taxation of the Funds' Shareholders...................................87

FUND TRANSACTIONS...........................................................87
      Commission Recapture Program and Expense Offset Arrangement...........98

      Portfolio Turnover....................................................99
      Proxy Voting..........................................................99

PORTFOLIO HOLDINGS DISCLOSURE..............................................100

REPORTS TO SHAREHOLDERS....................................................102

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS.............................103

CUSTODIAN AND TRANSFER AGENT...............................................103

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................104

LEGAL COUNSEL..............................................................104

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................104

REGISTRATION STATEMENT.....................................................104

FINANCIAL STATEMENTS.......................................................117

APPENDIX A - RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

                             INVESTMENT INFORMATION

      Each Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.

      At the close of business on March 23, 2001, Neuberger Berman FASCIANO Fund acquired all of the assets and assumed all of the liabilities of Fasciano Fund, Inc.

      Through December 15, 2000, the other Funds' Advisor Class, Investor Class, Trust Class, and Institutional Class (each a "Class") units of beneficial interest ("shares") were organized as feeder funds in a master-feeder structure rather than a multiple-class structure. The investment companies for these feeder funds were series of Neuberger Berman Equity Assets, Neuberger Berman Equity Funds, Neuberger Berman Equity Trust, and Neuberger Berman Equity Series, respectively.

      The following information supplements the discussion in the Prospectuses of the investment objective, policies, and limitations of each Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund may not be changed without the approval of the lesser of:

            (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented, or

            (2) a majority of the outstanding shares of the Fund.

      These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS
-----------------------------------

      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

      The following investment policies and limitations are fundamental and apply to all Funds unless otherwise indicated:


      1. BORROWING (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      BORROWING (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). No Fund may borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes and for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Fund's total assets, that Fund will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN  INTERNATIONAL  FUND AND
NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      COMMODITIES (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). No Fund may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing futures contracts, options (including options on futures contracts, but excluding options or futures contracts on physical commodities), foreign currencies or forward contracts, or from investing in securities of any kind.

      3. DIVERSIFICATION (ALL FUNDS EXCEPT NEUBERGER BERMAN FOCUS FUND AND NEUBERGER BERMAN REAL ESTATE FUND). No Fund may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      DIVERSIFICATION (NEUBERGER BERMAN FOCUS FUND AND NEUBERGER BERMAN REAL ESTATE FUND). Each Fund is non-diversified under the 1940 Act.

      4. INDUSTRY  CONCENTRATION  (ALL FUNDS EXCEPT NEUBERGER BERMAN REAL ESTATE
FUND). No Fund may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

      INDUSTRY CONCENTRATION (NEUBERGER BERMAN REAL ESTATE FUND). The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that the Fund will invest greater than 25% of its total assets in the real estate industry. This limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING. No Fund may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE (ALL FUNDS EXCEPT NEUBERGER BERMAN INTERNATIONAL FUND, NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND, AND NEUBERGER BERMAN REAL ESTATE FUND). No Fund may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      REAL ESTATE (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). No Fund may invest any part of its total assets in real estate or interests in real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Fund from purchasing readily marketable securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      REAL ESTATE (NEUBERGER BERMAN REAL ESTATE FUND). The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Fund may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests therein, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

      7. SENIOR SECURITIES. No Fund may issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. No Fund may underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

      For purposes of the limitation on commodities, the Funds do not consider foreign currencies or forward contracts to be physical commodities.

      Each Fund (except Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman MILLENNIUM Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund) has the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman MILLENNIUM Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund have the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund have the following fundamental investment policy:

            Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental and apply to all Funds unless otherwise indicated:

      1. BORROWING (ALL FUNDS EXCEPT  NEUBERGER  BERMAN  INTERNATIONAL  FUND AND
NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). None of these Funds may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Fund may make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. No Fund may purchase securities on margin from brokers or other lenders, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES (ALL FUNDS EXCEPT NEUBERGER BERMAN CENTURY FUND, NEUBERGER BERMAN INTERNATIONAL FUND, NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND, AND NEUBERGER BERMAN MILLENNIUM FUND). None of these Funds may invest more than 10% of the value of its total assets in securities denominated in foreign currency.

      FOREIGN SECURITIES (NEUBERGER BERMAN CENTURY FUND AND NEUBERGER BERMAN MILLENNIUM FUND). Neither of these Funds may invest more than 20% of the value of its total assets in securities denominated in foreign currency.

      These policies do not limit investment in American Depository Receipts ("ADRs") and similar instruments denominated in U.S. dollars, where the underlying security may be denominated in a foreign currency.

      5. ILLIQUID SECURITIES. No Fund may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      6. PLEDGING  (NEUBERGER  BERMAN GENESIS FUND AND NEUBERGER BERMAN GUARDIAN
FUND). Neither of these Funds may pledge or hypothecate any of its assets, except that (i) Neuberger Berman GENESIS Fund may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Fund may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Fund to a mutual insurance company of which the Fund is a member. The other Funds are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

      7. INVESTMENTS IN ANY ONE ISSUER (NEUBERGER BERMAN FOCUS FUND AND NEUBERGER BERMAN REAL ESTATE FUND). At the close of each quarter of the Fund's taxable year, (i) no more than 25% of the value of its total assets may be invested in the securities of a single issuer and (ii) with regard to 50% of its total assets, no more than 5% of the value of its total assets may be invested in the securities of a single issuer. These limitations do not apply to U.S. Government securities, as defined for federal tax purposes, or securities of another regulated investment company (as so defined) ("RIC").

      8. SOCIAL POLICY (NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND). The Fund may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling, or weapons or that are involved in nuclear power.

      9. EQUITY SECURITIES. Each Fund normally invests at least 80% of its net assets in equity securities. Although this is a non-fundamental policy, the Trustees will not change this policy without at least 60 days' notice to shareholders. As used in this policy, "assets" means net assets plus the amount of any borrowing for investment purposes. (Only Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund may borrow for investment purposes.)

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS.For temporary defensive purposes, or to manage cash pending investment or payout, each Fund (except Neuberger Berman SOCIALLY RESPONSIVE Fund, Neuberger Berman INTERNATIONAL Fund, and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper, and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      For temporary defensive purposes, or to manage cash pending investment or payout, any part of Neuberger Berman SOCIALLY RESPONSIVE Fund's assets may be retained temporarily in U.S. Government and Agency Securities, investment grade fixed income securities of non-governmental issuers, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents. Generally, the foregoing temporary investments for Neuberger Berman SOCIALLY RESPONSIVE Fund are selected with a concern for the social impact of each investment.

      For temporary defensive purposes, or to manage cash pending investment or payout, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, U.S. Government and Agency Securities, and repurchase agreements. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

      Pursuant to an exemptive order received from the SEC, each Fund also may invest up to 25% of its total assets in shares of a money market fund or an unregistered fund, each managed by NB Management or an affiliate, to manage uninvested cash (which will only be invested in shares of a money market fund) and cash collateral received in connection with securities lending. The unregistered fund seeks a higher return by investing in debt instruments with maturities beyond those permitted to a money market fund. The money market fund and unregistered fund do not invest in accordance with Neuberger Berman SOCIALLY RESPONSIVE Fund's Social Policy.

ADDITIONAL INVESTMENT INFORMATION
---------------------------------

      Some or all of the Funds, as indicated below, may make the following investments, among others; some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of each Fund's principal strategies are discussed in the Prospectuses. They may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES (ALL FUNDS). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Fund Trustees, determines they are liquid. Most such securities held by the Funds are deemed liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the United States. Illiquid securities may be difficult for a Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Funds may be subject to legal restrictions that could be costly to the Funds.

      POLICIES AND LIMITATIONS. Each Fund may invest up to 15% of its net assets in illiquid securities.

      REPURCHASE AGREEMENTS (ALL FUNDS). In a repurchase agreement, a Fund purchases securities from a bank that is a member of the Federal Reserve System (or, in the case of Neuberger Berman INTERNATIONAL and Neuberger Berman INTERNATIONAL INSTITUTIONAL Funds, also from a foreign bank or a U.S. branch or agency of a foreign bank) or from a securities dealer that agrees to repurchase the securities from it at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If Neuberger Berman INTERNATIONAL Fund or Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund enters into a repurchase agreement subject to foreign law and the counter party defaults, that Fund may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Fund may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS (ALL FUNDS). Each Fund may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 102% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, the Funds can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. The Funds also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. The Funds may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

      POLICIES AND LIMITATIONS. Each Fund may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing collateral in a form determined to be satisfactory by the Fund Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL FUNDS). Each Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Fund qualify under Rule 144A and an institutional market develops for those securities, that Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Fund's illiquidity. NB Management, acting under guidelines established by the Fund Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time that Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Fund Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS (ALL FUNDS). In a reverse repurchase agreement, a Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of each Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to that Fund's obligations under the agreement.

      LEVERAGE (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). Each Fund may make investments while borrowings are outstanding. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Fund's net asset value ("NAV"). Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for that Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund's total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Fund's shareholders as dividends, if any, will be reduced. Reverse repurchase agreements create leverage and are considered borrowings for purposes of each Fund's investment limitations.

     POLICIES AND LIMITATIONS. Generally, each of these Funds does not intend to use leverage for investment purposes. Each Fund may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

      FOREIGN SECURITIES (ALL FUNDS). Each Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances, and commercial paper. Foreign issuers are issuers organized and doing business principally outside the United States and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political or social instability, nationalization, expropriation, or confiscatory taxation); the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States; different laws and customs governing securities tracking; and possibly limited access to the courts to enforce the Funds' rights as investors.

      Each Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Funds endeavor to achieve the most favorable net results on portfolio transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

      The Funds may invest in ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and International Depository Receipts ("IDRs"). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs are less likely to reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

      POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, a Fund (except Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, and Neuberger Berman MILLENNIUM Funds) may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Each of Neuberger Berman CENTURY and Neuberger Berman MILLENNIUM Funds may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities.

Within those limitations, however, none of these Funds is restricted in the amount it may invest in securities denominated in any one foreign currency. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund invest primarily in foreign securities.

      Investments in securities of foreign issuers are subject to each Fund's quality standards. Each Fund (except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

      FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). Each Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily within two months, although a Fund may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

      When-issued purchases and forward commitment transactions enable a Fund to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Fund might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Fund might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the other party fails to complete the trade, the Fund may lose the opportunity to obtain a favorable price.

      The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund's NAV starting on the date of the agreement to purchase the securities. Because a Fund has not yet paid for the securities, this produces an effect similar to leverage. A Fund does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in that Fund's assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund's NAV as long as the commitment to sell remains in effect.

      POLICIES AND LIMITATIONS. The Funds will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Funds may dispose of or renegotiate a commitment after it has been entered into. Each Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Funds may realize capital gains or losses in connection with these transactions.

      When a Fund purchases securities on a when-issued or forward commitment basis, that Fund will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of that Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that each Fund maintains sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

      TECHNOLOGY SECURITIES (ALL FUNDS). These include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology. The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing
which   may   increase   their   volatility.   Competitive   pressures   in  the
technology-related industries also may have a significant effect on the performance of technology securities.

      The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

   FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, OPTIONS ON SECURITIES AND
               INDICES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "FINANCIAL INSTRUMENTS")

      FUTURES CONTRACTS AND OPTIONS THEREON (ALL FUNDS). Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds may purchase and sell single stocks and interest rate futures contracts, stock and bond index futures contracts (including those on a narrow-based index), and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Funds view investment in (i) single stock interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Fund.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may enter into futures contracts and options on currencies, single stocks, debt securities, interest rates, and securities indices (including those on a narrow-based index) that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may sell futures contracts to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by a Fund, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. Each Fund may purchase futures contracts to fix what NB Management believes to be a favorable price for securities that Fund intends to purchase. If a futures contract is purchased by a Fund, the value of the contract will tend to change together with changes in the value of such securities. To compensate for anticipated differences in volatility between positions Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund wish to hedge and the standardized futures contracts available to it, each Fund may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

      With respect to currency futures, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may sell a futures contract or a call option, or they may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, either Fund may purchase a currency futures contract or a call option to protect against an increase in the price of securities that are denominated in that currency and that the Fund intends to purchase. Either Fund may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in either Fund.

      For purposes of managing cash flow, each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the Standard & Poor's 500 Composite Stock Index ("S&P 500 Index").

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currency whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Fund with, or for the benefit of, a futures commission merchant or broker in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Fund will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess variation margin will be paid to the Fund. In computing their NAVs, the Funds mark to market the value of their open futures positions. Each Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant or broker holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although each Fund believes that the use of futures contracts and options will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts and options are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts or options and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Fund's futures or options position and the securities held by or to be purchased for the Fund. The currency futures or options market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

      Single stock and narrow-based security index futures, and options thereon, have not been permitted to trade in the United States until very recently. Therefore, it may be very difficult, at least initially, to predict how the markets in these instruments will behave, particularly in unusual circumstances. In addition, as some of the markets on which such instruments will trade are also new (such as derivatives transaction execution facilities or "DTEFs"), they have no operating history. In addition, DTEFs are principal markets; therefore, no clearing house in effect guarantees performance of the counter party to a contract executed on a DTEF.

      Pursuant to a claim for exemption filed or to be filed with National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool opertor or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

      POLICIES AND  LIMITATIONS.  Neuberger  Berman  CENTURY,  Neuberger  Berman
MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Funds do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may purchase and sell futures for BONA FIDE hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (I.E., in an effort to enhance income). The Funds may also purchase and write put and call options on such futures contracts for BONA FIDE hedging and non-hedging purposes.

      Each Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the Portfolio Managers may use such futures and options to increase the Funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES (ALL FUNDS). Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds may write covered call options and may purchase call options on securities. Each of the other Funds may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When a Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Funds' total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that a Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When a Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. Each Fund may write covered call options and may purchase call options on securities. Each Fund may also write covered call options and may purchase call options in related closing transactions. Each Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Funds will not do).

      A Fund would purchase a call option to offset a previously written call option. Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL
INSTITUTIONAL Fund may purchase call options for hedging or non-hedging purposes.

      PUT OPTIONS ON SECURITIES (NEUBERGER BERMAN CENTURY FUND, NEUBERGER BERMAN GUARDIAN FUND, NEUBERGER BERMAN INTERNATIONAL FUND, NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND, NEUBERGER BERMAN MILLENNIUM FUND, NEUBERGER BERMAN REAL ESTATE FUND, AND NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND). Each of these Funds may write and purchase put options on securities. Each of Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, and Neuberger Berman SOCIALLY RESPONSIVE Funds will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When any of Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE or Neuberger Berman SOCIALLY RESPONSIVE Funds purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE, or Neuberger Berman SOCIALLY RESPONSIVE Fund may write and purchase put options are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. Neuberger Berman CENTURY, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds generally write and purchase put options on securities for hedging purposes (I.E., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV). However, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund also may use put options for non-hedging purposes. The use of put options on securities by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund also may purchase and sell European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Fund terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Fund and is never exercised or closed out, that Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Fund and a counter party, with no clearing organization guarantee. Thus, when a Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless a Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter party's insolvency, a Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Fund may engage in OTC options transactions.

      The premium a Fund receives or pays when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE and Neuberger Berman SOCIALLY RESPONSIVE Funds to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Fund will be able to effect closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      A Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL Institutional, Neuberger Berman MILLENNIUM, Neuberger Berman REAL ESTATE or Neuberger Berman SOCIALLY RESPONSIVE Funds may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its inventory. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. Each Fund may use American-style options. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund may also purchase and sell European-style options and may purchase and sell options that are traded on foreign exchanges.

      The assets used as cover (or held in a segregated account) for OTC options written by a Fund will be considered illiquid and thus subject to each Fund's 15% limitation on illiquid securities, unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The use of put and call options by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      PUT AND CALL OPTIONS ON SECURITIES INDICES (ALL FUNDS). Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of either Fund's securities or securities either Fund intends to buy. Either Fund may write securities index options to close out positions in such options that it has purchased.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by either Fund will be listed and traded on an exchange. Neither Fund currently expects to invest a substantial portion of its assets in securities index options.

      For purposes of managing cash flow, each Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Funds will be listed and traded on an exchange.

      FOREIGN CURRENCY TRANSACTIONS (ALL FUNDS). Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Funds also may engage in foreign currency exchange transactions on a spot (I.E., cash) basis at the spot rate prevailing in the foreign currency exchange market.

      The Funds (other than Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. These Funds do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

      Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

      At the consummation of a forward contract to sell currency, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

      NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise or decrease in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

      However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. If a Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Fund may experience delays in the settlement of its foreign currency transactions.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. Either Fund may invest in securities denominated in the European Currency Unit, commonly referred to as the "Euro" ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Fund's ability to prevent potential losses. In addition, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest in securities denominated in other currency baskets.

      POLICIES AND LIMITATIONS. The Funds (other than Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may enter into forward contracts for hedging or non-hedging purposes. When either Fund engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Fund to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in either Fund's investment portfolio.

      OPTIONS ON FOREIGN CURRENCIES (ALL FUNDS). Each Fund may write and purchase covered call and put options on foreign currencies. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

      Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

      POLICIES AND LIMITATIONS. A Fund would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in either Fund. The use of options on currencies by Neuberger Berman SOCIALLY RESPONSIVE Fund is not subject to the Social Policy.

      REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. If a Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

      COVER FOR FINANCIAL INSTRUMENTS. Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

      Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Fund's assets could impede Fund management or the Fund's ability to meet current obligations. A Fund may be unable to promptly dispose of assets that cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Fund.

      POLICIES AND LIMITATIONS. Each Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

      GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Fund's use of Financial Instruments will be successful.

      Each Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to continue to qualify as a RIC. See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

      POLICIES AND LIMITATIONS. When hedging, NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Fund's underlying securities or currency. NB Management intends to reduce the risk that a Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

      SHORT SALES (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. Each Fund also may use short sales in an attempt to realize gain. To effect a short sale, a Fund borrows a security from a brokerage firm to make delivery to the buyer. The Fund then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay the lender any dividends and may be required to pay a premium or interest.

     A Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Fund is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may also make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

      The effect of short selling on Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund is similar to the effect of leverage. Short selling may amplify changes in the Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Fund.

      POLICIES AND LIMITATIONS. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      FIXED INCOME SECURITIES (ALL FUNDS). While the emphasis of the Funds' investment programs is on common stocks and other equity securities, the Funds may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Fund may invest in investment grade corporate bonds and debentures. The debt securities in which the Funds may invest include variable rate securities, the interest rates on which reset at specified intervals to reflect current market rates as defined by a certain index of reference rate, and floating rate securities, the interest rates on which reset whenever the specified index or reference rate changes. Neuberger Berman CENTURY, Neuberger Berman FASCIANO, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman PARTNERS, Neuberger Berman REAL ESTATE and Neuberger Berman REGENCY Funds each may invest in corporate debt securities rated below investment grade.

      U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

      "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

      The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Funds may rely on the ratings of any NRSRO, the Funds primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Fund's fixed income investments is likely to rise. Typically, the longer the time to maturity of a given security, the greater is the change in its value in response to a change in interest rates. Foreign debt securities are subject to risks similar to those of other foreign securities.

      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger Berman CENTURY, Neuberger Berman FASCIANO, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, Neuberger Berman PARTNERS, Neuberger Berman REAL ESTATE or Neuberger Berman REGENCY Fund warrants exposure to the additional level of risk.

      POLICIES AND LIMITATIONS. Each Fund normally may invest up to 20% of its total assets in debt securities. Neuberger Berman CENTURY, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds each may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

      Subsequent to its purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, Neuberger Berman SOCIALLY RESPONSIVE Fund and Neuberger Berman MILLENNIUM Fund each will engage in an orderly disposition of the downgraded securities. Each other Fund (except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Fund's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger Berman CENTURY, Neuberger Berman Partners, and Neuberger Berman REGENCY Funds). NB Management will make a determination as to whether Neuberger Berman INTERNATIONAL Fund and

Neuberger  Berman  INTERNATIONAL   INSTITUTIONAL  Fund  should  dispose  of  the
downgraded securities.

      There are no restrictions as to the ratings of debt securities Neuberger Berman FASCIANO or Neuberger Berman REAL ESTATE Funds may acquire or the portion of its assets each may invest in debt securities in a particular ratings category. Although these Funds do not presently intend to invest in debt securities, they may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

      COMMERCIAL PAPER (ALL FUNDS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. Each Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While some restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Fund Trustees.

      POLICIES AND LIMITATIONS. The Funds may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts.

      ZERO COUPON SECURITIES (NEUBERGER BERMAN CENTURY FUND, NEUBERGER BERMAN MILLENNIUM FUND, NEUBERGER BERMAN PARTNERS FUND, NEUBERGER BERMAN REAL ESTATE FUND, NEUBERGER BERMAN REGENCY FUND, AND NEUBERGER BERMAN SOCIALLY RESPONSIVE
FUND). Each of these Funds may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

      The discount on zero coupon securities ("original issue discount" or "OID") must be included in gross income ratably by each such Fund prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its accrued OID) to its shareholders each year for federal income and excise tax purposes, it may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the distribution requirements. See "Additional Tax Information."

      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

      CONVERTIBLE SECURITIES (ALL FUNDS). Each Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

      The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Fund's ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Neuberger Berman SOCIALLY RESPONSIVE Fund may invest up to 20% of its net assets in convertible securities. The Fund does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK (ALL FUNDS). Each Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

      SWAP AGREEMENTS (NEUBERGER BERMAN CENTURY FUND, NEUBERGER BERMAN INTERNATIONAL FUND, NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND AND
NEUBERGER BERMAN REAL ESTATE FUND). Each of these Funds may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Fund otherwise could not invest efficiently). In a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

      Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

      POLICIES AND LIMITATIONS. In accordance with SEC staff requirements, each of Neuberger Berman CENTURY, Neuberger Berman INTERNATIONAL, Neuberger Berman INTERNATIONAL INSTITUTIONAL, and Neuberger Berman REAL ESTATE Funds will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

      REAL ESTATE-RELATED INSTRUMENTS (NEUBERGER BERMAN REAL ESTATE FUND). The Fund will not directly invest in real estate, but rather in securities issued by real estate companies. However, because of its fundamental policy to concentrate its investments in the securities of companies in the real estate industry, the Fund is subject to the risks associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks associated with general and local economic conditions, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increase in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitation on rents, changes in neighborhood values and the appeal of properties to tenants, and changes in interest rates. In addition, certain real estate valuations, including residential real estate values, are influenced by market sentiments, which can change rapidly and could result in a sharp downward adjustment from current valuation levels.

      Real estate-related instruments include securities of real estate investment trusts (also known as "REITs"), commercial and residential mortgage-backed securities and real estate financings. Such instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

      REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings and derives its income primarily from rental income. An equity REIT may also realize capital gains (or losses) by selling real estate properties in its portfolio that have appreciated (or depreciated) in value. A mortgage REIT invests primarily in mortgages on real estate, which may secure construction, development or long-term loans. A mortgage REIT generally derives its income primarily from interest payments on the credit it has extended. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate.

      The types of REITs described above are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for conduit income tax treatment under the Code and failing to maintain exemption from the 1940 Act.

      REITs are subject to management fees and other expenses. Therefore, investments in REITs will cause the Fund to indirectly bear its proportionate share of the costs of the REITs' operations. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of REITs. It is anticipated, although not required, that under normal circumstances a majority of the Fund's investments will consist of equity REITs.

      The Fund may also invest in mortgage-backed securities. These are fixed income securities that represent an interest in a pool of mortgages and entitle the holder to a payout derived from the payment of principal and interest on the underlying mortgages. Like other fixed income securities, the value of mortgage-backed securities generally rises when market interest rates fall and falls when those interest rates rise. These changes in value are more pronounced the longer the duration of the pool. However, because mortgagors have the option to refinance and pay off their mortgages early, the duration of a mortgage pool is somewhat unpredictable. When interest rates decline sufficiently, many mortgagors refinance. This limits the Fund's ability to benefit from increases in value caused by a decline in rates. When rates increase, the value of mortgage-backed securities declines, and fewer mortgagors refinance, thereby extending the duration of the pool and accentuating the decline in value. Mortgage-backed securities are subject to the risk that mortgagors will default on their payments and the value of the underlying property will be inadequate to cover the loss. Mortgages that underlie securities issued by U.S. Government instrumentalities (such as Ginnie Mae, Fannie Mae, and Freddie Mac) generally must meet certain standards intended to reduce that risk and are usually guaranteed against such losses, but privately issued mortgage securities may not meet those standards or be guaranteed. Interests in mortgage REITs, although they are equity securities, can be subject to many of the same risks as mortgage-backed securities.

      POLICIES AND LIMITATIONS. Under normal conditions at least 80% of the Fund's net assets will be invested in the securities of companies principally engaged in the real estate industry. A company is "principally engaged" in the real estate industry if it derives at least 50% of its revenues or profits from the ownership, construction, management, financing or sale of residential, commercial or industrial real estate.

      JAPANESE INVESTMENTS (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). All of the Funds may invest in foreign securities, including securities of Japanese issuers. From time to time, Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Funds may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China, and Russia.

      OTHER INVESTMENT COMPANY SECURITIES (ALL FUNDS). All of the Funds may invest in shares of other investment companies. Such investment may be the most practical or only manner in which the Fund can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Fund is ready to make an investment. Each Fund at times may invest in instruments structured as shares of investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      As a shareholder in an investment company, a Fund would indirectly bear its PRO RATA share of that investment company's expenses. Investment in other investment companies may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Funds do not intend to invest in such investment companies unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, each Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets in the aggregate.

      INDEXED SECURITIES (NEUBERGER BERMAN INTERNATIONAL FUND AND NEUBERGER BERMAN INTERNATIONAL INSTITUTIONAL FUND). Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each may invest in indexed securities whose values are linked to currencies, interest rates, commodities, indices, or other financial indicators, domestic or foreign. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

      TERRORISM RISKS. Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers, related groups of issuers, or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Fund service providers and the Funds' operations.

      NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

      In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

      Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Fund generally fall into two categories:

      AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

      LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

      The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith are the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

      Neuberger Berman, the Fund's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Fund. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

      WORKPLACE DIVERSITY AND EMPLOYMENT. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

      ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

      PRODUCT. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

      PUBLIC HEALTH. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

      WEAPONS. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

      CORPORATE CITIZENSHIP. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

      Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the Fund manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

      The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

      In applying the information in the database to stock selection for the Fund, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                             PERFORMANCE INFORMATION

      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

AVERAGE ANNUAL TOTAL RETURN COMPUTATIONS

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      NB Management may from time to time waive a portion of its fees due from any Fund or reimburse a Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectuses and in "Investment Management and Administration Services" below.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ATVD

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

      An average annual rate of return after taxes on distribution and sale of Fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on Fund distributions and sale of Fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ATVDR

                           CERTAIN RISK CONSIDERATIONS

      Although each Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

INFORMATION ABOUT THE BOARD OF TRUSTEES
---------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (75)         Trustee since    Consultant. Formerly, Chairman,           45         Independent Trustee
                              2000        CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund,
                                                                                               since 1992.
---------------------------------------------------------------------------------------------------------------------

                                                          34

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Faith Colish (70)        Trustee since    Counsel, Carter Ledyard &                 45         Director, American
                              1982        Milburn LLP (law firm) since                         Bar Retirement
                                          October 2002; formerly,                              Association (ABRA)
                                          Attorney-at-Law and President,                       since 1997
                                          Faith Colish, A Professional                         (not-for-profit
                                          Corporation, 1980 to 2002.                           membership
                                                                                               association).

----------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (68)      Trustee since    Consultant, C.A. Harvey                   45         President, Board of
                              2000        Associates since June 2001;                          Associates to The
                                          formerly, Director, AARP, 1978                       National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors since 2002;
                                                                                               formerly, Member,
                                                                                               Individual Investors
                                                                                               Advisory Committee to
                                                                                               the New York Stock
                                                                                               Exchange Board of
                                                                                               Directors, 1998 to June
                                                                                               2002; formerly, Member,
                                                                                               American Savings
                                                                                               Education Council's
                                                                                               Policy Board (ASEC),
                                                                                               1998 to 2000; formerly,
                                                                                               Member, Executive
                                                                                               Committee, Crime
                                                                                               Prevention Coalition of
                                                                                               America, 1997 to 2000.

---------------------------------------------------------------------------------------------------------------------
Barry Hirsch (72)        Trustee since    Attorney-at-Law. Formerly,                45         None.
                              2000        Senior Counsel, Loews
                                          Corporation   (diversified   financial
                                          corporation),  May 2002 to April 2003;
                                          formerly,   Senior   Vice   President,
                                          Secretary and General  Counsel,  Loews
                                          Corporation.
---------------------------------------------------------------------------------------------------------------------

                                                          35

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (78)    Trustee since    Marcus Nadler Professor Emeritus          45         Director, The Caring
                              2000        of Finance and Economics, New                        Community
                                          York University Stern School of                      (not-for-profit);
                                          Business; formerly, Executive                        formerly, Director,
                                          Secretary-Treasurer, American                        DEL Laboratories,
                                          Finance Association, 1961 to                         Inc. (cosmetics and
                                          1979.                                                pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).

---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (68)    Trustee since    Retired. Formerly, Vice                   45         Director,
                              1984        President and Special Counsel,                       WHX Corporation
                                          WHX Corporation (holding                             (holding company)
                                          company), 1993 to 2001.                              since August 2002;
                                                                                               Director, Webfinancial
                                                                                               Corporation (holding
                                                                                               company) since December
                                                                                               2002; Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit
                                                                                               theater) since 2000;
                                                                                               formerly, Director,
                                                                                               Kevlin Corporation
                                                                                               (manufacturer of
                                                                                               microwave and other
                                                                                               products).

---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (77)   Trustee since    Formerly, Member, Investment              45         Director, Legg
                              1993        Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.
---------------------------------------------------------------------------------------------------------------------
                                                          36

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
William E. Rulon (73)    Trustee since    Retired. Formerly, Senior Vice            45         Director, Pro-Kids
                              1986        President, Foodmaker, Inc.                           Golf and Learning
                                          (operator and franchiser of                          Academy (teach golf
                                          restaurants) until January 1997.                     and computer usage
                                                                                               to "at risk"
                                                                                               children) since
                                                                                               1998; formerly,
                                                                                               Director, Prandium,
                                                                                               Inc. (restaurants)
                                                                                               from March 2001 to
                                                                                               July 2002.

---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (74)   Trustee since    Founding General Partner, Oxford          45         Director, Capital
                              1982        Partners and Oxford Bioscience                       Cash Management
                                          Partners (venture capital                            Trust (money market
                                          partnerships) and President,                         fund), Naragansett
                                          Oxford Venture Corporation.                          Insured Tax-Free
                                                                                               Income Fund, Rocky
                                                                                               Mountain Equity Fund,
                                                                                               Prime Cash Fund,
                                                                                               several private
                                                                                               companies and QuadraMed
                                                                                               Corporation (NASDAQ).
---------------------------------------------------------------------------------------------------------------------

                                                          37

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Tom D. Seip (55)         Trustee since    General Partner, Seip                     45         Director, H&R Block,
                              2000        Investments LP (a private                            Inc. (financial
                                          investment partnership);                             services company)
                                          formerly, President and CEO,                         since May 2001;
                                          Westaff, Inc. (temporary                             Director, Forward
                                          staffing), May 2001 to January                       Management, Inc.
                                          2002; Senior Executive at the                        (asset management)
                                          Charles Schwab Corporation from                      since 2001;
                                          1983 to 1999, including Chief                        formerly, Director,
                                          Executive Officer, Charles                           General Magic (voice
                                          Schwab Investment Management,                        recognition
                                          Inc. and Trustee, Schwab Family                      software), 2001 to
                                          of Funds and Schwab Investments                      2002; formerly,
                                          from 1997 to 1998; and Executive                     Director, E-Finance
                                          Vice President-Retail Brokerage,                     Corporation (credit
                                          Charles Schwab Investment                            decisioning
                                          Management from 1994 to 1997.                        services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com
                                                                                               (micro investing
                                                                                               services), 1999 to
                                                                                               2003; Director,
                                                                                               Offroad Capital Inc.
                                                                                               (pre-public internet
                                                                                               commerce company).

---------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           45         Director, The
(58)                          2000        specializing in the insurance                        Proformance
                                          industry; formerly, Advisory                         Insurance Company
                                          Director, Securitas Capital LLC                      (personal lines
                                          (a global private equity                             property and
                                          investment firm dedicated to                         casualty insurance
                                          making investments in the                            company) since March
                                          insurance sector), 1998 to                           2004; Director,
                                          December 2002.                                       Providence
                                                                                               Washington (property
                                                                                               and casualty insurance
                                                                                               company) since December
                                                                                               1998; Director, Summit
                                                                                               Global Partners
                                                                                               (insurance brokerage
                                                                                               firm) since October
                                                                                               2000.
---------------------------------------------------------------------------------------------------------------------

                                                          38

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN    OTHER DIRECTORSHIPS
                         POSITION AND                                         FUND COMPLEX      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                         OVERSEEN BY       COMPLEX BY FUND
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)     FUND TRUSTEE (4)         TRUSTEE
INDEPENDENT FUND TRUSTEES
---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)      Trustee since    Regional Manager for Atlanta              45         None.
                              2000        Region, Ford Motor Credit
                                          Company since August 1997;
                                          formerly, President, Ford Life
                                          Insurance Company, April 1995 to
                                          August 1997.

---------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (65)     President and    Executive Vice President and              45         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                              2002        Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Emagin
                                          Neuberger Berman since December 2005                 Corp. (public
                                          and 2003, respectively; formerly,                     company) since 1997;
                                          Executive Vice President, Neuberger                  Director, Solbright,
                                          Berman from December 2002 to 2005;                   Inc. (private
                                          Director and Chairman, NB Management                 company) since 1998;
                                          since December 2002; formerly,                       Director, Infogate,
                                          Executive Vice President, Citigroup                  Inc. (private
                                          Investments, Inc. from September 1995                company) since 1997;
                                          to February 2002; formerly, Executive                Director, Broadway
                                          Vice President, Citigroup Inc. from                  Television Network
                                          September 1995 to February 2002.                     (private company)
                                                                                               since 2000.

---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (46)  Chairman of the   Executive Vice President,                 45         Director and Vice
                          Board, Chief    Neuberger Berman Inc. (holding                       President,
                           Executive      company) since 1999; Head of                         Neuberger & Berman
                          Officer and     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                         Trustee since    Funds Business (since 1999) and                      2000; formerly,
                              1999        Institutional Business (from                         Director, Neuberger
                                          1999 to October 2005);                               Berman Inc. (holding
                                          responsible for Managed Accounts                     company) from
                                          Business and intermediary                            October 1999 to
                                          distribution since October 2005;                     March 2003; Trustee,
                                          President and Director, NB                           Frost Valley YMCA.
                                          Management since 1999; Managing
                                          Director, Neuberger Berman since 2005;
                                          formerly, Executive Vice President,
                                          Neuberger Berman from 1999 to December
                                          2005; formerly, Principal, Neuberger
                                          Berman from 1997 to 1999; formerly,
                                          Senior Vice President, NB Management
                                          from 1996 to 1999.

---------------------------------------------------------------------------------------------------------------------

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman.

INFORMATION ABOUT THE OFFICERS OF THE TRUST
-------------------------------------------

                                            POSITION AND LENGTH OF TIME
                                            ---------------------------
NAME, AGE, AND ADDRESS (1)                           SERVED (2)                        PRINCIPAL OCCUPATION(S) (3)
--------------------------                  ----------------------------               ---------------------------
Michael J. Bradler (35)                    Assistant Treasurer since 2005     Employee, NB Management since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005).

Claudia A. Brandon (49)                         Secretary since 1985          Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000 and Assistant
                                                                              Secretary since 2004; Vice President,
                                                                              Neuberger Berman since 2002 and employee
                                                                              since 1999; formerly, Vice President, NB
                                                                              Management from 1986 to 1999; Secretary,
                                                                              fifteen registered investment companies for
                                                                              which NB Management acts as investment manager
                                                                              and administrator (three since 2000, four
                                                                              since 2002, three since 2003, four since
                                                                              2004 and one since 2005).

Robert Conti (49)                            Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman from 1999 to 2003; Senior
                                                                              Vice President, NB Management since 2000;
                                                                              formerly, Controller, NB Management until
                                                                              1996; formerly, Treasurer, NB Management
                                                                              from 1996 to 1999; Vice President, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005).

Brian J. Gaffney (52)                        Vice President since 2000        Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since 2000; formerly, Vice President, NB
                                                                              Management from 1997 to 1999; Vice
                                                                              President, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator (three
                                                                              since 2000, four since 2002, three since
                                                                              2003, four since 2004 and one since 2005).

Sheila R. James (40)                       Assistant Secretary since 2002     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management from 1991
                                                                              to 1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (seven since 2002, three since
                                                                              2003, four since 2004 and one since 2005).

                                       41

                                            POSITION AND LENGTH OF TIME
                                            ---------------------------
NAME, AGE, AND ADDRESS (1)                           SERVED (2)                        PRINCIPAL OCCUPATION(S) (3)
--------------------------                  ----------------------------               ---------------------------

Kevin Lyons (50)                           Assistant Secretary since 2003     Employee, Neuberger Berman since 1999;
                                                                              formerly, Employee, NB Management from 1993
                                                                              to 1999; Assistant Secretary, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (ten since 2003, four since
                                                                              2004 and one since 2005).

John M. McGovern (35)                    Treasurer and Principal Financial    Vice President, Neuberger Berman since
                                         and Accounting Officer since 2005;   January 2004; Employee, NB Management since
                                         prior thereto, Assistant Treasurer   1993; Treasurer and Principal Financial and
                                                     since 2002               Accounting Officer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005); formerly, Assistant
                                                                              Treasurer, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator from
                                                                              2002 to 2005.

Frank Rosato (34)                          Assistant Treasurer since 2005     Employee, NB Management since 1995;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              since 2005.

Frederic B. Soule (59)                       Vice President since 2000        Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman from 1999 to 2003;
                                                                              formerly, Vice President, NB Management from
                                                                              1995 to 1999; Vice President, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (three since 2000, four since
                                                                              2002, three since 2003, four since 2004 and
                                                                              one since 2005).

Chamaine Williams (34)                  Chief Compliance Officer since 2005   Vice President, Lehman Brothers Inc. since
                                                                              2003; Chief Compliance Officer, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (fifteen since 2005); Chief
                                                                              Compliance Officer, Lehman Brothers Asset
                                                                              Management Inc. since 2003; Chief Compliance
                                                                              Officer, Lehman Brothers Alternative
                                                                              Investment Management LLC since 2003;
                                                                              formerly, Vice President, UBS Global Asset
                                                                              Management (US) Inc. (formerly, Mitchell
                                                                              Hutchins Asset Management, a wholly-owned
                                                                              subsidiary of PaineWebber Inc.) from
                                                                              1997-2003.

--------------------

    (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

    (2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

    (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

THE BOARD OF TRUSTEES
---------------------

      The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Fund and reviews and approves each Fund's advisory and sub-advisory contracts and other principal contracts. It is the Trust's policy that at least three quarters of the Board of Trustees shall be comprised of Fund Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Fund Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Funds' management. The standing committees of the Board of Trustees are described below.

     AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Funds' accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Funds' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Funds' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Funds' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Funds' independent registered public accounting firms; and (e) to act as a liaison between the Funds' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Fund Trustees. During the fiscal year ended August 31 2005, the Committee met seven times.

      ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Fund shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer {"CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee). The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Fund's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Fund and its Service Providers. Its members are John Cannon, Faith Colish, C. Anne Harvey, Robert A. Kavesh (Chairman) and Edward I. O'Brien. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met one time. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman and NB Management.

      CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Fund Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Barry Hirsch, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met one time.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee did not meet.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Fund Trustees including as Independent Fund Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Fund Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Barry Hirsch, Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Fund Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Neuberger Berman Equity Funds, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. During the fiscal year ended August 31, 2005, the Committee met five times.

      PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing are not readily available; (d) oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Fund deals with the manager or any affiliate of the manager as principal or agent. Its members are John Cannon, Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T.

Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met eight times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Fund Trustees. During the fiscal year ended August 31, 2005, the Committee met two times.

      The Trust's Trust Instrument provides that the Trust will indemnify its Fund Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or Fund Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Fund Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Fund Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Fund Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Fund Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Fund Trustee compensation is allocated to each Neuberger Berman Fund based on average net assets.

      The following table sets forth information concerning the compensation of Fund Trustees. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                              TABLE OF COMPENSATION
                          FOR FISCAL YEAR ENDED 8/31/05

                                                    TOTAL COMPENSATION FROM
                                  AGGREGATE       INVESTMENT COMPANIES IN THE
NAME AND POSITION WITH THE       COMPENSATION          NEUBERGER BERMAN
TRUST                           FROM THE TRUST   FUND COMPLEX PAID TO TRUSTEES
--------------------------      --------------   -----------------------------

INDEPENDENT TRUSTEES
John Cannon                              $27,441                       $91,396
Trustee

Faith Colish                             $25,380                       $84,394
Trustee

C. Anne Harvey                           $25,380                       $84,394
Trustee

Barry Hirsch                             $25,380                       $84,394
Trustee

Robert A. Kavesh                         $23,072                       $76,894
Trustee

Howard A. Mileaf                         $25,380                       $84,394
Trustee

Edward I. O'Brien                        $25,380                       $84,394
Trustee

William E. Rulon                         $23,072                       $76,894
Trustee

Cornelius T. Ryan                        $28,928                       $96,366
Trustee

Tom Decker Seip                          $27,126                       $90.370
Trustee

Candace L. Straight                      $25,380                       $84,394
Trustee

Peter P. Trapp                           $27,441                       $91,396
Trustee

FUND TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                $0                            $0
Trustee

Peter E. Sundman                              $0                            $0
Trustee

      On December 1, 2005, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

OWNERSHIP OF SECURITIES
-----------------------

      Set forth  below is the dollar  range of equity  securities  owned by each Fund Trustee as of December 31, 2004.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Socially   Real
                    Century  Fasciano  Focus Genesis Guardian  International Manhattan Millennium Partners Regency Responsive Estate
                    Fund     Fund      Fund  Fund    Fund      Fund          Fund      Fund       Fund     Fund    Fund       Fund
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT FUND TRUSTEES
----------------------------------------------------------------------------------------------------------------------------------
John Cannon            A       A        A      A        A        A             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Faith Colish           A       A        E      E        E        B             E         B          E        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey         A       C        A      A        A        A             A         A          A        A       C         A
----------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch           A       A        A      A        A        A             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh       A       A        C      A        A        A             A         C          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf       C       C        C      B        A        E             A         B          A        A       A         D
----------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien      A       A        C      D        C        A             D         A          E        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
William E. Rulon       A       A        A      A        A        A             B         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan      A       A        A      A        A        A             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip        A       A        A      A        A        A             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight    A       A        E      E        E        D             C         A          E        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp         A       A        C      A        A        C             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
FUND TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin         A       A        A      A        A        A             A         A          A        A       A         A
----------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman       C       A        D      C        C        C             C         D          D        A       A         E
----------------------------------------------------------------------------------------------------------------------------------
         A = NONE; B = $1-$10,000;  C = $10,000 - $50,000; D = $50,000-$100,000; E = OVER $100,000

The following table shows the aggregate dollar range that each Trustee held in all the funds in the Neuberger Berman Fund Family.

--------------------------------------------------------------------------------
NAME OF TRUSTEE             AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                            REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
                            IN FAMILY OF INVESTMENT COMPANIES*
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
John Cannon                                                     $50,001-$100,000
--------------------------------------------------------------------------------
Faith Colish                                                       Over $100,000
--------------------------------------------------------------------------------
C. Anne Harvey                                                  $50,001-$100,000
--------------------------------------------------------------------------------
Barry Hirsch                                                       Over $100,000
--------------------------------------------------------------------------------
Robert A. Kavesh                                               $10,001 - $50,000
--------------------------------------------------------------------------------
Howard A. Mileaf                                                   Over $100,000
--------------------------------------------------------------------------------
Edward I. O'Brien                                                  Over $100,000
--------------------------------------------------------------------------------
William E. Rulon                                                $50,001-$100,000
--------------------------------------------------------------------------------
Cornelius T. Ryan                                                  Over $100,000
--------------------------------------------------------------------------------
Tom Decker Seip                                                    Over $100,000
--------------------------------------------------------------------------------
Candace L. Straight                                                Over $100,000
--------------------------------------------------------------------------------
Peter P. Trapp                                                  $50,001-$100,000
--------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
--------------------------------------------------------------------------------
Jack L. Rivkin                                                 $10,001 - $50,000
--------------------------------------------------------------------------------
Peter E. Sundman                                                   Over $100,000
--------------------------------------------------------------------------------
    * Valuation as of December 31, 2004.

INDEPENDENT TRUSTEES OWNERSHIP OF SECURITIES

      No Independent Fund Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

                     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------

      NB Management serves as the investment manager to all the Funds pursuant to a management agreement with the Trust, dated November 3, 2003 ("Management Agreement").

      The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Funds in its discretion and will continuously develop an investment program for the Funds' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Funds.

      NB Management provides to each Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Each Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

      NB Management provides facilities, services, and personnel as well as accounting, record keeping and other services to each Fund pursuant to four administration agreements with the Trust, one for each class, dated October 31, 2003 (each an "Administration Agreement"). For such administrative services, each Class of a Fund pays NB Management a fee based on the Class's average daily net assets, as described below.

      Under the Administration Agreement for each class of shares, NB Management also provides to each Class and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Fund's shareholder servicing agent or third-party investment providers, such as brokers, banks, or pension administrators ("Institutions"). NB Management provides the direct shareholder services specified in the Administration Agreement and assists the shareholder servicing agent or Institutions in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities. NB Management or the Institutions solicit and gather shareholder proxies, performs services connected with the qualification of each Fund's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

      NB  Management  enters  into   administrative   services  agreements  with
Institutions pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.

      From time to time, a Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

      Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution related services. NB Management and the Funds intend to contract with Institutions for only those services they may legally provide. If, due to a change in laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, NB Management or a Fund may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.

MANAGEMENT AND ADMINISTRATION FEES
----------------------------------

      For investment management services, each Fund (except Neuberger Berman FASCIANO, GENESIS, MILLENNIUM, INTERNATIONAL, INTERNATIONAL INSTITUTIONAL and REAL ESTATE Funds) pays NB Management a fee at the annual rate of 0.55% of the first $250 million of that Fund's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, 0.425% of the next $2.5 billion, and 0.40% of average daily net assets in excess of $4 billion. Neuberger Berman GENESIS Fund and Neuberger Berman MILLENNIUM Fund pay NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million and 0.65% of average daily net assets in excess of $1 billion. Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Fund's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million, 0.725% of the next $1 billion, and 0.70% of average daily net assets in excess of $2.5 billion. Neuberger Berman FASCIANO Fund pays NB Management a management fee at an annual rate of 0.85% of the first $500 million of the Fund's average daily net assets, 0.825% of the next $500 million, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $2.5 billion. Neuberger Berman REAL ESTATE Fund pays NB Management a management fee at the annual rate of 0.85% of the Fund's average daily net assets.

      For administrative services, the Investor Class of each Fund except Neuberger Berman FASCIANO Fund pays NB Management a fee at the annual rate of 0.26% (0.15% for Neuberger Berman FASCIANO Fund) of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Fund Trustees, including a majority of the Independent Fund Trustees and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent, NB Management may subcontract to third parties some of its responsibilities to that Fund under the Administration Agreement. In addition, a Fund may compensate such third parties for accounting and other services.

      During the fiscal years ended August 31, 2005, 2004 and 2003, the Investor Class of each Fund accrued management and administration fees as follows:

INVESTOR CLASS                   MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
                                           ENDED AUGUST 31

                                  2005                2004                  2003
                                  ----                ----                  ----

CENTURY                       $100,186            $135,224              $124,264

FASCIANO                    $4,563,041          $3,285,013            $2,231,393

FOCUS                       $9,357,984         $10,501,867            $7,560,675

GENESIS                    $14,422,878         $12,241,518           $10,168,459

GUARDIAN                   $10,326,432         $10,021,988            $9,007,068

INTERNATIONAL               $3,293,906          $1,292,973              $803,393

MANHATTAN                   $2,651,942          $2,637,553            $2,351,038

MILLENNIUM                    $506,703            $603,257              $597,738

PARTNERS                   $11,095,295          $9,796,758            $8,516,242

REGENCY                       $518,718            $204,343              $141,088

SOCIALLY RESPONSIVE         $2,180,585          $1,405,081              $838,534

      For administrative services, the Trust and Advisor Class of each Fund each pays NB Management a fee at the annual rate of 0.40% of that Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications, subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With a Fund's consent NB Management may subcontract some of its responsibilities to that Fund under the Administration Agreement and may compensate each Institution that provides such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by certain of the Funds; see "Distribution Arrangements," below.)

      During the fiscal years ended August 31, 2005, 2004 and 2003, the Trust Class of each Fund accrued management and administration fees as follows:

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
TRUST CLASS                                ENDED AUGUST 31

                                  2005                2004                  2003
                                  ----                ----                  ----

FOCUS                       $2,126,585          $3,204,119            $2,233,393

GENESIS                    $54,349,662         $39,155,598           $25,385,816

GUARDIAN                    $1,751,768          $2,644,866            $2,585,440

INTERNATIONAL               $1,211,079             $74,561               $16,436

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
TRUST CLASS                                ENDED AUGUST 31

                                  2005                2004                  2003
                                  ----                ----                  ----

MANHATTAN                      $84,909            $117,235              $141,183

MILLENNIUM                     $35,396             $49,605               $46,291

PARTNERS                    $3,346,204          $2,698,175            $2,456,131

REAL ESTATE                   $537,077            $475,331              $276,487

REGENCY                       $241,443            $126,510              $108,553

SOCIALLY RESPONSIVE           $682,505            $352,458              $179,956


      During the fiscal years ended August 31, 2005, 2004 and 2003, the Advisor Class of each Fund accrued management and administration fees as follows:

                                 MANAGEMENT AND ADMINISTRATION FEES
                                      ACCRUED FOR FISCAL YEARS
ADVISOR CLASS                              ENDED AUGUST 31

                                  2005                2004                 2003
                                  ----                ----                 ----

FASCIANO                       $302,464            $196,353              $54,898

FOCUS                          $366,279            $375,183             $164,308

GENESIS                      $5,757,011          $4,188,811           $2,965,845

GUARDIAN                        $34,017            $127,221             $136,687

MANHATTAN                       $11,675             $20,925              $18,306

MILLENNIUM                       $9,109              $5,668               $3,082

PARTNERS                       $255,896            $213,375             $242,439


      For administrative services, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund and the Institutional Class of Neuberger Berman GENESIS Fund each pays NB Management a fee at the annual rate of 0.15% of that Fund's average daily net assets, plus out-of-pocket expenses for technology used for shareholder servicing. In most years, these out-of-pocket expenses are expected to be a fraction of a basis point (a basis point is 1/100 of a percentage point).

      During the fiscal years ended August 31, 2005, 2004 and 2003, each Fund accrued management and administration fees as follows:

                         MANAGEMENT AND ADMINISTRATION FEES
                              ACCRUED FOR FISCAL YEARS
                                   ENDED AUGUST 31

                                 2005             2004             2003
                                 ----             ----             ----

GENESIS -                 $10,654,121       $6,794,919       $4,192,216
INSTITUTIONAL
CLASS

INTERNATIONAL                $69,592*            N/A**            N/A**
INSTITUTIONAL

* From June 17, 2005 (commencement of operations) to August 31, 2005.
** There is no data because the Fund commenced operations on June 17, 2005.


WAIVERS AND REIMBURSEMENTS
--------------------------

      NB Management has undertaken to provide certain waivers or reimbursements of Fund expenses, as described below. With respect to any Fund, the appropriateness of any such undertaking is determined on a class-by-class basis.

INVESTOR CLASS
--------------

      NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman INTERNATIONAL Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.40% per annum of INTERNATIONAL Investor Class' average daily net assets. This undertaking lasts until August 31, 2009. INTERNATIONAL Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.40% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Investor Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of MILLENNIUM Investor Class' average daily net assets. This undertaking lasts until August 31, 2009. MILLENNIUM Fund Investor Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.75% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse Neuberger Berman CENTURY Fund Investor Class and Neuberger Berman REGENCY Fund Investor Class for their total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% per annum of each Fund Class' average daily net assets. This undertaking lasts until August 31, 2016.

      Neuberger Berman CENTURY Fund Investor Class and Neuberger Berman REGENCY Fund Investor Class each has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause that Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. During the fiscal year ended August 31, 2005, REGENCY Fund Investor Class repaid NB Management $9,951 of expenses that NB Management reimbursed to the Fund.

                                    Amount of Total Operating Expenses
                                       Reimbursed by NB Management
INVESTOR CLASS                       for Fiscal Years Ended August 31

FUND                                2005             2004                 2003
----                                ----             ----                 ----

CENTURY                         $107,921          $93,790             $107,011

INTERNATIONAL                    $80,064               $0              $24,333

REGENCY                               $0               $0              $11,078

MILLENNIUM                       $86,111          $30,041              $42,660


TRUST CLASS
-----------

      NB Management has contractually undertaken to reimburse the Trust Class of each of Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman PARTNERS Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund so that the total operating expenses of each Trust Class are limited to 1.50% per annum of the Trust Class' average daily net assets (excluding interest, taxes, brokerage commissions, and extraordinary expenses). This undertaking lasts until August 31, 2009. The Trust Class of each of Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman PARTNERS Fund and Neuberger Berman SOCIALLY RESPONSIVE Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman INTERNATIONAL Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.50% until August 31, 2007 and 2.00% thereafter per annum of INTERNATIONAL Trust Class' average daily net assets. This undertaking lasts until August 31, 2016. INTERNATIONAL Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman MILLENNIUM Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 1.75% per annum of MILLENNIUM Trust Class' average daily net assets. This undertaking lasts until August 31, 2016. MILLENNIUM Fund Trust Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.75% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Trust Class of Neuberger Berman REAL ESTATE Fund and Neuberger Berman REGENCY Fund so that the total operating expenses of each Trust Class are limited to 1.25% per annum of the Trust Class' average daily net assets (excluding taxes, interest, brokerage commissions, and extraordinary expenses). This undertaking lasts until August 31, 2016. The Trust Class of each of Neuberger Berman REAL ESTATE Fund and Neuberger Berman REGENCY Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

                                    Amount of Total Operating Expenses
                                       Reimbursed by NB Management
TRUST CLASS                          for Fiscal Years Ended August 31

FUND                                  2005              2004                2003
----                                  ----              ----                ----

INTERNATIONAL                      $13,523                $0             $14,156

MILLENNIUM                         $22,476           $18,588             $18,740

REAL ESTATE                       $161,095          $175,965            $152,347

REGENCY                             $4,161           $21,748             $36,356


ADVISOR CLASS
-------------

      NB Management has contractually undertaken to reimburse the Advisor Class of each of Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman MANHATTAN Fund and Neuberger Berman PARTNERS Fund so that the total operating expenses of each Fund's Adviser Class are limited to 1.50% per annum of the Advisor Class' average daily net assets (excluding interest, taxes, brokerage commissions and extraordinary expenses). This undertaking lasts until August 31, 2016. The Advisor Class of each such Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.50% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      NB Management has contractually undertaken to reimburse the Advisor Class of Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund so that the total operating expenses of each Advisor Class are limited to 1.90% per annum of average daily net assets. This undertaking lasts until August 31, 2016. The Advisor Class of Neuberger Berman FASCIANO Fund and Neuberger Berman MILLENNIUM Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 1.90% of average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      In addition, NB Management has voluntarily undertaken to reimburse the Advisor Class of Neuberger Berman FASCIANO Fund so that the total annual operating expenses of Advisor Class are limited to 1.50% per annum of average daily net assets. This undertaking, which is terminable by NB Management upon notice to Neuberger Berman FASCIANO Fund, is in addition to the contractual undertaking described in the paragraph above.

      The table below shows the amounts reimbursed by NB Management pursuant to these arrangements:


                             Amount of Total Operating Expenses
                               Reimbursed by NB Management
ADVISOR CLASS                  for Fiscal Years Ended August 31

FUND                            2005                  2004                  2003
----                            ----                  ----                  ----

FASCIANO                     $39,311               $25,925                    $0

GUARDIAN                      $7,001                    $0                    $0

MANHATTAN                    $17,098               $14,667               $14,672

MILLENNIUM                   $19,812               $19,780                $5,719


INSTITUTIONAL CLASS AND INTERNATIONAL INSTITUTIONAL FUND
--------------------------------------------------------

      NB Management has contractually undertaken to reimburse the Institutional Class of GENESIS Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% per annum of GENESIS Fund Institutional Class' average daily net assets. This undertaking lasts until August 31, 2016. GENESIS Fund Institutional Class has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Class' total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.85% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. During the fiscal year ended August 31, 2005, GENESIS Fund Institutional Class repaid NB Management $148 of expenses that NB Management reimbursed to the Fund.

      NB Management has contractually undertaken to reimburse Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund for its total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, 0.85% per annum of INTERNATIONAL INSTITUTIONAL Fund's average daily net assets. This undertaking lasts until August 31, 2016. INTERNATIONAL INSTITUTIONAL Fund has contractually undertaken to reimburse NB Management for the excess expenses paid by NB Management, provided the reimbursements do not cause the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions and extraordinary expenses) to exceed an annual rate of 0.85% of average net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

      The table below shows the amounts reimbursed by NB Management pursuant to these arrangements:


                                Amount of Total Operating Expenses
                                  Reimbursed by NB Management
                                  for Fiscal Years Ended August 31

FUND                            2005                  2004                  2003
----                            ----                  ----                  ----

GENESIS -                         $0               $37,095               $87,885
INSTITUTIONAL
CLASS

INTERNATIONAL              $142,723*                 N/A**                 N/A**
INSTITUTIONAL

* From June 17, 2005 (commencement of operations) to August 31, 2005.
** There is no data because the Fund commenced operations on June 17, 2005.


ALL CLASSES
-----------

      The Management Agreement continues until October 31, 2006. The Management Agreement is renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding interests in that Fund. The Administration Agreement continues until October 31, 2006. The

Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Fund Trustees, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

      The Management Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER
-----------

      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Fund pursuant to a sub-advisory agreement dated November 3, 2003 ("Sub-Advisory Agreement").

      The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services.

      The Sub-Advisory Agreement continues until October 31, 2006 and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Fund by the Fund Trustees or a 1940 Act majority vote of the outstanding interests in that Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice. The Sub-Advisory Agreements also terminate automatically with respect to each Fund if they are assigned or if the Management Agreement terminates with respect to that Fund.

      Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

PORTFOLIO MANAGER INFORMATION
-----------------------------

      OTHER ACCOUNTS MANAGED
      ----------------------

      The table below lists the Portfolio Manager(s) of each Fund and the Funds in the Trust for which the Portfolio Manager has day-to-day management responsibility as of August 31, 2005.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER         FUND(S) MANAGED
--------------------------------------------------------------------------------
MICHAEL L. BOWYER         Neuberger Berman GENESIS Fund

--------------------------------------------------------------------------------
JON D. BRORSON            Neuberger Berman CENTURY Fund
                          Neuberger Berman MANHATTAN Fund
                          Neuberger Berman MILLENNIUM Fund

--------------------------------------------------------------------------------
STEVEN R. BROWN           Neuberger Berman REAL ESTATE Fund

--------------------------------------------------------------------------------
DAVID H. BURSHTAN         Neuberger Berman MILLENNIUM Fund

--------------------------------------------------------------------------------
ROBERT B. CORMAN          Neuberger Berman FOCUS Fund

--------------------------------------------------------------------------------
ROBERT W. D'ALELIO        Neuberger Berman GENESIS Fund

--------------------------------------------------------------------------------
INGRID S. DYOTT           Neuberger Berman GUARDIAN Fund
                          Neuberger Berman SOCIALLY RESPONSIVE FUND

--------------------------------------------------------------------------------
MICHAEL FASCIANO          Neuberger Berman FASCIANO Fund

--------------------------------------------------------------------------------
MILU E. KOMER             Neuberger Berman INTERNATIONAL Fund

--------------------------------------------------------------------------------
SAJJAD S. LADIWALA        Neuberger Berman GUARDIAN Fund
                          Neuberger Berman SOCIALLY RESPONSIVE FUND

--------------------------------------------------------------------------------
ARTHUR MORETTI            Neuberger Berman GUARDIAN Fund
                          Neuberger Berman SOCIALLY RESPONSIVE FUND

--------------------------------------------------------------------------------
S. BASU MULLICK           Neuberger Berman PARTNERS Fund
                          Neuberger Berman REGENCY Fund

--------------------------------------------------------------------------------
BRETT S. REINER           Neuberger Berman GENESIS Fund

--------------------------------------------------------------------------------
BENJAMIN SEGAL            Neuberger Berman INTERNATIONAL Fund
                          Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund

--------------------------------------------------------------------------------
STEVE SHIGEKAWA           Neuberger Berman REAL ESTATE Fund

--------------------------------------------------------------------------------
KENNETH J. TUREK          Neuberger Berman CENTURY Fund
                          Neuberger Berman MANHATTAN Fund

--------------------------------------------------------------------------------
JUDITH M. VALE            Neuberger Berman GENESIS Fund

--------------------------------------------------------------------------------
JOHN J. ZIELINSKI         Neuberger Berman CENTURY Fund

--------------------------------------------------------------------------------

      The table below describes the other accounts for which each Portfolio Manager has day-to-day management responsibility as of August 31, 2005.

                                                                  NUMBER OF ACCOUNTS      ASSETS MANAGED FOR WHICH
                                 NUMBER OF      TOTAL ASSETS       MANAGED FOR WHICH           ADVISORY FEE IS
                                  ACCOUNTS        MANAGED           ADVISORY FEE IS           PERFORMANCE-BASED
       TYPE OF ACCOUNT            MANAGED       ($ MILLIONS)       PERFORMANCE-BASED            ($ MILLIONS)

MICHAEL L. BOWYER
Registered Investment                1            $10,636                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    420            $2,216                  0                         $0

JON D. BRORSON
Registered Investment                5             $1,195                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     25             $453                   0                         $0

STEVEN R. BROWN
Registered Investment                4             $1,870                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     20             $486                   0                         $0

DAVID H. BURSHTAN
Registered Investment                1              $49                    0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     2               $8                    0                         $0

ROBERT B. CORMAN
Registered Investment                2             $1,413                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    115             $25                    0                         $0

                                                                 60

ROBERT W. D'ALELIO
Registered Investment                1            $10,636                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    420            $2,216                  0                         $0

INGRID S. DYOTT
Registered Investment                4             $2,271                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    493             $446                   0                         $0

MICHAEL FASCIANO
Registered Investment                2              $572                   0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                   1,033           $1,400                  0                         $0

MILU E. KOMER
Registered Investment                3              $730                   0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    205             $321                   0                         $0

SAJJAD S. LADIWALA
Registered Investment                4             $2,271                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    493             $446                   0                         $0

ARTHUR MORETTI
Registered Investment                4             $2,271                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    493             $446                   0                         $0

S. BASU MULLICK
Registered Investment                4             $3,498                  0                         $0
Companies*

                                                                 61

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     6             $3,373                  0                         $0

BRETT S. REINER
Registered Investment                1            $10,636                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    420            $2,216                  0                         $0

BENJAMIN SEGAL
Registered Investment                3              $730                   0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    205             $321                   0                         $0

STEVE SHIGEKAWA
Registered Investment                4             $1,870                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     20             $486                   0                         $0

KENNETH J. TUREK
Registered Investment                3             $1,135                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                     22             $442                   0                         $0

JUDITH M. VALE
Registered Investment                1            $10,636                  0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

Other Accounts**                    420            $2,216                  0                         $0

JOHN J. ZIELINSKI
Registered Investment                1              $11                    0                         $0
Companies*

Other Pooled Investment              0               $0                    0                         $0
Vehicles

                                                                 62

Other Accounts**                     1               $3                    0                         $0

*Registered Investment Companies include: Mutual Funds.
**Other Accounts include: Institutional Separate Accounts, Sub-Advised, and Managed Accounts (WRAP).

      CONFLICTS OF INTEREST
      ---------------------

      Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

      COMPENSATION
      ------------

      A portion of the compensation paid to each Portfolio Manager is determined by comparisons to pre-determined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a "target bonus," which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual's willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases. There are additional components that comprise the Portfolio Managers' compensation packages, including: (i) whether the manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.'s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

     NB Management's Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

      In addition, there are additional stock and option award programs available.

     NB Management believes the measurement versus the peer groups on a three-year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

      OWNERSHIP OF SECURITIES
      -----------------------

      Set forth below is the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund(s) that the Portfolio Manager manages as of August 31, 2005.

--------------------------------------------------------------------------------

                                                               DOLLAR RANGE OF
 PORTFOLIO MANAGER               FUND(S) MANAGED              EQUITY SECURITIES
                                                              OWNED IN THE FUND
--------------------------------------------------------------------------------

Michael L. Bowyer    Neuberger Berman GENESIS Fund                    A
--------------------------------------------------------------------------------

Jon D. Brorson       Neuberger Berman CENTURY Fund                    A
--------------------------------------------------------------------------------

                     Neuberger Berman MANHATTAN Fund                  A
--------------------------------------------------------------------------------

                     Neuberger Berman MILLENNIUM Fund                 A
--------------------------------------------------------------------------------

Steven R. Brown      Neuberger Berman REAL ESTATE Fund                E
--------------------------------------------------------------------------------

David H. Burshtan    Neuberger Berman MILLENNIUM Fund                 A
--------------------------------------------------------------------------------

Robert B. Corman     Neuberger Berman FOCUS Fund                      A
--------------------------------------------------------------------------------

Robert W. D'Alelio   Neuberger Berman GENESIS Fund                    A
--------------------------------------------------------------------------------

Ingrid S. Dyott      Neuberger Berman GUARDIAN Fund                   E
--------------------------------------------------------------------------------

                     Neuberger Berman SOCIALLY RESPONSIVE Fund        E
--------------------------------------------------------------------------------

Michael Fasciano     Neuberger Berman FASCIANO Fund                   A
--------------------------------------------------------------------------------

Milu E. Komer        Neuberger Berman INTERNATIONAL Fund              A
--------------------------------------------------------------------------------

Sajjad S. Ladiwala   Neuberger Berman GUARDIAN Fund                   A
--------------------------------------------------------------------------------

                     Neuberger Berman SOCIALLY RESPONSIVE Fund        A
--------------------------------------------------------------------------------

Arthur Moretti       Neuberger Berman GUARDIAN Fund                   A
--------------------------------------------------------------------------------

                     Neuberger Berman SOCIALLY RESPONSIVE Fund        A
--------------------------------------------------------------------------------

S. Basu Mullick      Neuberger Berman PARTNERS Fund                    A
--------------------------------------------------------------------------------

                     Neuberger Berman REGENCY Fund                    A
--------------------------------------------------------------------------------

Brett S. Reiner      Neuberger Berman GENESIS Fund                    A
--------------------------------------------------------------------------------

Benjamin Segal       Neuberger Berman INTERNATIONAL Fund              A
--------------------------------------------------------------------------------

                     Neuberger Berman INTERNATIONAL                   A
                     INSTITUTIONAL Fund
--------------------------------------------------------------------------------

Steve Shigekawa      Neuberger Berman REAL ESTATE Fund                A
--------------------------------------------------------------------------------

Kenneth J. Turek     Neuberger Berman CENTURY Fund                    A
--------------------------------------------------------------------------------

                     Neuberger Berman MANHATTAN Fund                  A
--------------------------------------------------------------------------------

Judith M. Vale       Neuberger Berman GENESIS Fund                    A
--------------------------------------------------------------------------------

John J. Zielinski    Neuberger Berman CENTURY Fund                    A
--------------------------------------------------------------------------------
      A = NONE                                        E = $100,001-$500,000

      B = $1-$10,000                                  F = $500,001-$1,000,000

      C = $10,001 - $50,000                           G = OVER $1,000,001

      D =$50,001-$100,000


BOARD CONSIDERATION OF THE MANAGEMENT AND SUB-ADVISORY AGREEMENTS
-----------------------------------------------------------------

      At a meeting held on September 21, 2005, the Board, including the Independent Fund Trustees, approved continuance of the Management and Sub-Advisory Agreements ("Agreements") for Neuberger Berman Century Fund, Neuberger Berman Fasciano Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Fund, Neuberger Berman Manhattan Fund, Neuberger Berman Millennium Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund, Neuberger Berman Regency Fund and Neuberger Berman Socially Responsive Fund (each a "Fund").

      In evaluating the Agreements, the Board, including the Independent Fund Trustees, reviewed materials furnished by NB Management and Neuberger Berman in response to questions submitted by counsel to the Independent Fund Trustees, and met with senior representatives of NB Management and Neuberger Berman regarding their personnel and operations. The Independent Fund Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of NB Management and Neuberger Berman. The Independent Fund Trustees received a memorandum from independent counsel discussing the legal standards for their consideration of the proposed continuance of the Agreements. They met with such counsel separately from representatives of NB Management to discuss the annual contract review. The annual contract review extends over two regular meetings of the Board to ensure that NB Management and Neuberger Berman have time to respond to any questions the Independent Fund Trustees may have on their initial review of the report and that the Independent Fund Trustees have time to consider those responses. In addition, during this process, the Board held a separate meeting devoted to reviewing and discussing Fund performance.

      The Board considered the following factors, among others, in connection with its approval of the continuance of the Agreements: (1) the nature, extent, and quality of the services to be provided by NB Management and Neuberger Berman; (2) the performance of each Fund compared to relevant market indices and a peer group of investment companies; (3) the costs of the services to be provided and profits historically realized by NB Management and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale might be realized as each Fund grows; and (5) whether fee levels reflect those potential economies of scale for the benefit of investors in each Fund. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

      The Board evaluated the terms of the Agreements and whether the Agreements were in the best interests of each Fund and its shareholders. The Board considered, with respect to each Fund, the nature, extent and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Funds. The Board requested and evaluated a report from NB Management and Neuberger Berman that addressed specific factors designed to inform the Board's consideration of these and other issues. The Board also retained an independent consultant to provide additional data.

      With respect to the nature, extent and quality of the services provided, the Board considered the performance of each Fund and the degree of risk undertaken by the portfolio manager(s). The Board considered the experience and staffing of portfolio management and the investment research personnel of NB Management and Neuberger Berman dedicated to performing services for the Funds. The Board noted that NB Management also provides certain administrative services, including fund accounting and compliance oversight. The Board also considered NB Management's and Neuberger Berman's policies and practices regarding brokerage and allocation of portfolio transactions for the Funds. The Board considered the quality of brokerage execution provided by NB Management and its affiliates. The Board's Portfolio Transactions and Pricing Committee from time to time reviews the quality of the brokerage services that Neuberger Berman and Lehman Brothers provide, and has reviewed studies by independent firms engaged to review and evaluate the quality of brokerage execution received by each Fund. In addition, the Board noted the positive compliance history of NB Management and Neuberger Berman, as each firm has been free of significant compliance problems.

      With respect to the performance of each Fund, the Board considered the short-, intermediate- and long-term performance of each Fund, if applicable, relative to its benchmark and a peer group of investment companies pursuing broadly similar strategies. The Board also considered long-term performance, if applicable, in relation to the degree of risk undertaken by the portfolio manager(s). In the case of those Funds that had underperformed their peer group and/or relevant market indices, the Board discussed each Fund's performance with NB Management and discussed steps that NB Management had taken, or intended to take, to improve each Fund's performance. The Board also considered NB Management's resources and responsiveness with respect to the Funds that experienced lagging performance.

      With  respect  to the  overall  fairness  of  the  Agreements,  the  Board considered the fee structure of the Agreements as compared to a peer group of comparable funds and any fall-out benefits likely to accrue to NB Management or Neuberger Berman or their affiliates. The Board also considered the profitability of NB Management and its affiliates from their association with the Funds.

      The Board received a detailed report from an independent consultant that compares each Fund's management fee and overall expense ratio to a peer group of comparable funds. The Board considered the range and average of the management fees and expense ratios of the peer group. Where a Fund's actual management fee was higher than the peer group median, the Board considered whether specific portfolio management or administration needs contributed to the higher fee. With regard to the sub-advisory fee paid to Neuberger Berman, the Board noted that this fee is reflective of an "at cost" basis and there is no profit to Neuberger Berman with regard to these fees.

     The Board considered each Fund's overall expenses in relation to the overall expenses of the peer group median. In addition, the Board considered the contractual limits on Fund expenses undertaken by NB Management for certain classes of each Fund. The Board noted that certain classes of certain Funds also have voluntary limits which further reduce Fund expenses. The Board noted that NB Management incurred a loss on Neuberger Berman Century Fund on an after-tax basis.

     The Board considered whether there were other funds that were sub-advised by NB Management or its affiliates or separate accounts managed by NB Management with similar investment objectives, policies and strategies as the Funds. The Board compared the fees charged to comparable sub-advised funds and/or separate accounts to the fees charged to the Funds at various asset levels. The Board considered the appropriateness and reasonableness of the differences between the fees charged between each Fund and the comparable sub-advised funds and/or separate accounts and determined that the differences in fees were consistent with the management and other services provided.

     The Board also evaluated any actual or anticipated economies of scale in relation to the services NB Management provides to each Fund. The Board considered whether each Fund's fee structure provides for a reduction of payments resulting from the use of breakpoints and whether those breakpoints are set at appropriate asset levels.

      In concluding that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to NB Management's profit or loss on each Fund for a recent period and the trend in profit or loss over recent years. The Board also carefully examined NB Management's cost allocation methodology and had an independent expert review the methodology. It also reviewed an analysis from an independent data service on investment management profitability margins. The Board also reviewed whether NB Management and Neuberger Berman used brokers to execute Fund transactions that provide research and other services to NB Management and Neuberger Berman, and the types of benefits potentially derived by the Funds and by other clients of NB Management and Neuberger Berman from such services. The Board recognized that NB Management should be entitled to earn a reasonable level of profits for services it provides to the Funds and, based on its review, concluded it was satisfied that NB Management's level of profitability from its relationship with the Funds was not excessive.

      CONCLUSIONS
      -----------

      In approving the Agreements, the Board concluded that the terms of each Agreement are fair and reasonable and that approval of the Agreements is in the best interest of each Fund and its shareholders. In reaching this determination, the Board considered that NB Management and Neuberger Berman could be expected to provide a high level of service to each Fund; the performance of each Fund was satisfactory over time or, in the case of underperforming Funds, that it retained confidence in NB Management's and Neuberger Berman's capabilities to manage the Funds; that each Fund's fee structure appeared to the Board to be reasonable given the quality of services expected to be provided; and that the benefits accruing to NB Management and its affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of providing the investment advisory services and the benefits accruing to each Fund.

INVESTMENT COMPANIES MANAGED
----------------------------

      As of September 30, 2005, the investment companies managed by NB Management had aggregate net assets of approximately $29.1 billion. NB Management currently serves as investment manager of the following investment companies:

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                          SEPTEMBER 30, 2005
----                                                          ------------------

Lehman Brothers Core Bond Fund.....................................$79,486,135

Lehman Brothers Municipal Money Fund..............................$565,687,195

Neuberger Berman Cash Reserves....................................$451,251,790

Neuberger Berman Government Money Fund............................$391,965,424

Neuberger Berman High Income Bond Fund............................$812,333,409

Neuberger Berman Limited Maturity Bond Fund.......................$173,629,180

Neuberger Berman Municipal Securities Trust........................$34,416,261

Neuberger Berman Strategic Income Fund.............................$24,218,596

Neuberger Berman Century Fund......................................$10,947,548

Neuberger Berman Fasciano Fund....................................$546,725,624

Neuberger Berman Focus Fund.....................................$1,376,545,729

Neuberger Berman Genesis Fund..................................$11,026,168,165

Neuberger Berman Guardian Fund..................................$1,596,467,893

Neuberger Berman International Fund...............................$801,106,118

Neuberger Berman International Institutional Fund..................$67,977,605

                                                                     APPROXIMATE
                                                                   NET ASSETS AT
NAME                                                          SEPTEMBER 30, 2005
----                                                          ------------------

Neuberger Berman Manhattan Fund...................................$355,667,159

Neuberger Berman Millennium Fund...................................$49,809,053

Neuberger Berman Partners Fund..................................$2,576,030,160

Neuberger Berman Real Estate Fund..................................$48,196,540

Neuberger Berman Regency Fund.....................................$151,228,619

Neuberger Berman Socially Responsive Fund.........................$482,112,389

Neuberger Berman Advisers Management Trust......................$2,377,538,142

Neuberger Berman Intermediate Municipal Fund Inc..................$488,198,640

Neuberger Berman California Intermediate Municipal Fund Inc.......$160,460,044

Neuberger Berman New York Intermediate Municipal Fund Inc.........$130,375,303

Neuberger Berman Real Estate Income Fund Inc......................$148,966,543

Neuberger Berman Realty Income Fund Inc...........................$846,177,353

Neuberger Berman Real Estate Securities Income Fund Inc. .........$830,177,951

Neuberger Berman Income Opportunity Fund Inc. ....................$423,842,088

Neuberger Berman Dividend Advantage Fund Inc. ....................$193,579,835

Institutional Liquidity Portfolio...............................$2,327,855,881

Prime Portfolio.................................................$1,954,043,195


      The investment decisions concerning the Funds and the other registered investment companies managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Funds. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Funds to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management have varied from one another in the past and are likely to vary in the future.

      There may be occasions when a Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the Funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Fund, in other cases it is believed that a Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Fund Trustees that the desirability of the Funds' having their advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

      The Funds are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Funds, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS
---------------

      The Funds, NB Management and Neuberger Berman, LLC have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Funds' Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the Funds they advise, but are restricted from trading in close conjunction with their Funds or taking personal advantage of investment opportunities that may belong to the Funds. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN
------------------------------------------------------------

      Neuberger Berman and NB Management are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman, are: Kevin Handwerker, Jeffrey B. Lane, Robert Matza, Jeffrey S. Maurer, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Fund Trustees and officers of the Trust.

      Lehman Brothers Holding Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

      According to a Schedule 13G jointly filed on February 14, 2005 by AXA Assurances I.A.R.D. Mutuelle, AXA Assurances Vie Mutuelle, AXA Conseil Vie Assurance Mutuelle, and AXA Courtage Assurance Mutuelle (collectively, the "Mutuelles AXA"), AXA ("AXA"), and AXA Financial, Inc., a subsidiary of AXA ("AFI"): (a) the Mutuelles AXA, which as a group control AXA, and AXA beneficially own 12,161,892 shares of common stock of Lehman Brothers solely for investment purposes and have sole voting power with respect to 5,998,759 of such shares, shared voting power with respect to 1,562,204 of such shares, sole dispositive power with respect to 12,160,907 of such shares, and shared dispositive power with respect to 985 of such shares, and (b) 12,117,617 of such shares are beneficially owned by Alliance Capital Management L.P., a subsidiary of AFI, and the remainder of such shares are beneficially owned by other affiliates of AXA. Addresses of the joint filers are as follows: the Mutuelles AXA, 370, rue Saint Honore, 75001 Paris, France and 26, rue Louis le Grand, 75002 Paris, France; AXA, 25, avenue Matignon, 75008 Paris, France; and AFI, 1290 Avenue of the Americas, New York, NY 10104.

                            DISTRIBUTION ARRANGEMENTS

      Each Fund (except Neuberger Berman REAL ESTATE and Neuberger Berman INTERNATIONAL INSTITUTIONAL Funds) offers a class of shares, known as Investor Class shares. Neuberger Berman FOCUS, Neuberger Berman GENESIS, Neuberger Berman GUARDIAN, Neuberger Berman INTERNATIONAL, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REAL ESTATE, Neuberger Berman REGENCY and Neuberger Berman SOCIALLY RESPONSIVE Funds offer a class of shares, known as Trust Class shares. Neuberger Berman FASCIANO, Neuberger Berman FOCUS, Neuberger Berman GENESIS, Neuberger Berman Guardian, Neuberger Berman MANHATTAN, Neuberger Berman MILLENNIUM and Neuberger Berman PARTNERS Funds also offer a third class of shares, known as Advisor Class shares. Neuberger Berman GENESIS and Neuberger Berman INTERNATIONAL INSTITUTIONAL Funds each offers a fourth class of shares, known as Institutional Class shares.

DISTRIBUTOR
-----------

      NB Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares. Investor Class, Advisor Class, Trust Class and Institutional Class shares are offered on a no-load basis. Trust Class (with the exception of Neuberger Berman REAL ESTATE Fund, whose shares are also sold directly to investors), Advisor Class, and Institutional Class are available only through Institutions that have made arrangements with NB Management for shareholder servicing and administration.

      In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectuses and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's Investor Class and Institutional Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares. The Distributor also acts as agent in arranging for the sale of each Fund's Advisor Class and Trust Class shares to Institutions and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

      For each Funds' Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Funds, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Funds' shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Funds' shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement with respect to the Investor Class, the Institutional Class, and the Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, and a Distribution and Shareholder Services Agreement with respect to the Advisor Class and the Trust Class of each Fund (except the Trust Class of Neuberger Berman GENESIS, Neuberger Berman MANHATTAN and Neuberger Berman INTERNATIONAL
Funds, as to which there is a Distribution Agreement) ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2006. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreements.

DISTRIBUTION PLAN (Trust Class Only)
------------------

      The Trust, on behalf of the Fund, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Trust Class of Neuberger Berman FOCUS, Neuberger Berman GUARDIAN, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REAL ESTATE, Neuberger Berman REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Funds. The Plan provides that the Funds will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Trust Class of each Fund a fee at the annual rate of 0.10% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Trust Class shares and/or provide services to the Trust Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Trust Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust Class's plan complies with these rules.

      The table below sets forth the amount of fees accrued for the Funds indicated below:

TRUST CLASS                               Period Ended August 31,

FUND                             2005                2004                2003
----                             ----                ----                ----

FOCUS                         $239,013            $364,440            $248,303

GUARDIAN                      $197,414            $298,753            $290,048

MILLENNIUM                      $2,832              $3,978              $3,695

PARTNERS                      $381,518            $304,626            $274,893

REAL ESTATE                    $42,966             $38,026             $22,119

REGENCY                        $25,435             $13,312             $11,431

SOCIALLY RESPONSIVE            $72,304             $37,108             $18,931


DISTRIBUTION PLAN (ADVISOR CLASS ONLY)
--------------------------------------

      The Trust, on behalf of the Fund, has also adopted a Plan with respect to the Advisor Class of each Fund. The Plan provides that the Advisor Class of each Fund will compensate NB Management for administrative and other services provided to the Funds, its activities and expenses related to the sale and distribution of Fund shares, and ongoing services to investors in the Funds. Under the Plan, NB Management receives from the Advisor Class of each Fund a fee at the annual rate of 0.25% of that Class's average daily net assets. NB Management may pay up to the full amount of this fee to Institutions that make available Fund shares and/or provide services to the Advisor Class and its shareholders. The fee paid to an Institution is based on the level of such services provided. Institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Advisor Class of a Fund during any year may be more or less than the cost of distribution and other services provided to that class of the Fund and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Advisor Class's plan complies with these rules.

      The table below sets forth the amount of fees accrued for the Funds indicated below:

ADVISOR CLASS                          Period Ended August 31,

FUND                                2005             2004                2003
----                                ----             ----                ----

FASCIANO                          $60,473           $39,283             $10,928

FOCUS                            $102,854          $106,471             $45,650

GENESIS                        $1,351,904          $978,477            $687,137

GUARDIAN                           $9,606           $35,986             $38,335

MANHATTAN                          $3,098            $5,546              $4,840

MILLENNIUM                         $1,818            $1,118                $604

PARTNERS                          $72,763           $60,289             $67,847


      Each Plan requires that NB Management provide the Fund Trustees for their review a quarterly written report identifying the amounts expended by each Fund and the purposes for which such expenditures were made.

      Prior to approving the Plans, the Fund Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders. To the extent the Plans allow the Funds to penetrate markets to which they would not otherwise have access, the Plans may result in additional sales of Fund shares; this, in turn, may enable the Funds to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by Institutions with which shareholders have an existing relationship.

      The Plans continue until October 31, 2006. The Plans are renewable thereafter from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees and (2) by a vote of the majority of those Independent Fund Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Plans pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any class of any Fund thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the class and by the Fund Trustees in the manner described above. A Plan is terminable with respect to a class of a Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares in the class.

      From time to time, one or more of the Funds may be closed to new investors. Because the Plans for the Advisor and Trust Class shares of the Funds pay for ongoing shareholder and account services, the Board may determine that it is appropriate for a Fund to continue paying a 12b-1 fee, even though the Fund is closed to new investors.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE (All Classes)
--------------------------------

      Each Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for each Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


      Each Fund (except Neuberger Berman INTERNATIONAL and Neuberger Berman INTERNATIONAL INSTITUTIONAL Funds) values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day.

      Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund each values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Each Fund values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Fund Trustees believe accurately reflects fair value.

      Each Fund's foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors.

      Both Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund's securities are traded primarily in foreign markets that may be open on days when the NYSE is closed. As a result, the NAV of Neuberger Berman INTERNATIONAL Fund or Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund may be significantly affected on days when shareholders have no access to that Fund.

      If, after the close of the principal market on which a security is traded, and before the time the Fund's securities are priced that day, an event occurs that NB Management deems likely to cause a material change in the value of such security, the Fund Trustees have authorized NB Management, subject to the Board's review, to ascertain a fair value for such security. Such events may include circumstances in which the value of the U.S. markets changes by a percentage deemed significant. Under the 1940 Act, funds are required to act in good faith in determining the fair value of portfolio securities. The SEC has recognized that a security's valuation may differ depending on the method used for determining value. The fair value ascertained for a security is an estimate and there is no assurance, given the limited information available at the time of fair valuation, that a security's fair value will be the same as or close to the subsequent opening market price for that security.

      If NB Management believes that the price of a security obtained under a Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the Fund Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING
---------------------------------------------

      Each Funds' Investor Class shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, an Investor Class shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the Investor Class shareholder's checking account. In either case, the minimum monthly investment is $100. An Investor Class shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Neuberger Berman Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables an Investor Class shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, an Investor Class shareholder's average cost of Fund shares generally would be lower than if the Investor Class shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectuses entitled "Maintaining Your Account," each Fund's Investor Class shareholders may redeem at least $1,000 worth of a Fund's shares and invest the proceeds in Investor Class shares of one or more of the other Funds or the Income and Municipal Funds that are briefly described below, provided that the minimum investment requirements of the other Fund(s) are met. An Institution may exchange any Fund's Advisor Class, Trust Class or Institutional Class shares for shares of the corresponding class of one or more of the other Neuberger Berman Funds, if made available through that Institution.

EQUITY FUNDS
------------

   Neuberger Berman                 Seeks long-term growth of capital;  dividend
   Century Fund                     income is a secondary goal. Invests mainly
                                    in common stocks of large-capitalization companies. The Portfolio Manager seeks to buy companies with strong historical and prospective earnings growth.

   Neuberger Berman                 Seeks  long-term    capital    growth.   The
   Fasciano Fund                    Portfolio   Manager   also  may  consider  a
                                    company's  potential  for  income  prior  to
                                    selecting it for the Fund.  The Fund invests
                                    mainly in the  common  stocks  of  small-cap
                                    companies,  I.E.,  those with a total market
                                    value of no more  than $1.5  billion  at the
                                    time  the Fund  first  invests  in them.  In
                                    selecting   companies   that  the  Portfolio
                                    Manager believes may have greater  potential
                                    to  appreciate   in  price,   the  Portfolio
                                    Manager will invest the Fund in smaller companies that are under-followed by major
                                    Wall Street brokerage houses and large asset management firms.

   Neuberger Berman                 Seeks long-term growth of capital.  Invests
   Focus Fund                       mainly in  common  stocks  selected  from 13
                                    multi-industry sectors of the economy. To maximize potential return, the Fund normally makes 90% or more of its investments in not more than six sectors of the economy, and may invest 50% or more of its assets in any one sector.

   Neuberger Berman                 Seeks growth of capital.  Invests  mainly in
   Genesis Fund                     stocks  of   companies   with  small  market
                                    capitalizations  (no more than $1.5  billion
   (This Fund is closed to new      at  the  time  of  the  Fund's  investment).
   investors.)                      Portfolio Managers seek to buy the stocks of
                                    undervalued companies whose current product lines and balance sheets are strong.

   Neuberger Berman                 Seeks  long-term  growth  of   capital   and
   Guardian Fund                    secondarily, current income. Invests mainly
                                    in stocks of mid- to large-capitalization companies that are well positioned and are undervalued in the market.

EQUITY FUNDS
------------

   Neuberger Berman                 Seeks long-term  capital   appreciation   by
   International Fund               investing   primarily in foreign  stocks of
                                    any   capitalization,   both  in   developed
                                    economies and in emerging markets. Portfolio
                                    Managers  seek   undervalued   companies  in
                                    countries with strong potential for growth.

   Neuberger Berman                 Seeks   growth  of   capital.   Invests   in
   Manhattan Fund                   securities  believed  to  have  the  maximum
                                    potential     for     long-term      capital
                                    appreciation.    Portfolio   Managers   seek
                                    fast-growing  companies  with above  average
                                    sales  and  competitive  returns  on  equity
                                    relative   to  their   peers.   Factors   in
                                    identifying    these   firms   may   include
                                    financial   strength,   a  strong   position
                                    relative to competitors and strong earnings growth relative to competitors.

   Neuberger Berman                 Seeks growth of capital by  investing mainly
   Millennium Fund                  in common   stocks  of  small-capitalization
                                    companies,  which it defines as those with a
                                    total  market  value  of  no  more  than  $2
                                    billion at the time of  initial  investment.
                                    The   Portfolio   Managers   take  a  growth
                                    approach  to stock  selection,  looking  for
                                    fast growing  companies  with above  average
                                    sales  and  competitive  returns  on  equity
                                    relative   to  their   peers.   Factors   in
                                    identifying    these   firms   may   include
                                    financial   strength,   a  strong   position
                                    relative to competitors and strong earnings growth relative to competitors.

   Neuberger Berman                 Seeks  capital  growth  through  an approach
   Partners Fund                    that is intended to  increase  capital  with
                                    reasonable risk. The Portfolio Manager looks at fundamentals, focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman                 Seeks total  return  through  investment  in
   Real Estate Fund                 real  estate  securities,  emphasizing  both
                                    capital appreciation and current income.

   Neuberger Berman                 Seeks  growth   of   capital   by  investing
   Regency Fund                     primarily     in     common     stocks    of
                                    mid-capitalization   companies   which   the
                                    Portfolio   Manager   believes   have  solid
                                    fundamentals.

   Neuberger Berman                 Seeks  long-term    growth    of  capital by
   Socially Responsive Fund         investing   primarily   in   securities   of
                                    companies that meet the Fund's financial criteria and social policy.

INCOME FUNDS
------------

Neuberger Berman                    A money  market  fund  seeking  the  highest
Cash Reserves                       available  current  income  consistent  with
                                    safety and  liquidity.  The Fund  invests in
                                    high-quality money market  instruments.  The
                                    Fund may also  engage in reverse  repurchase
                                    agreements and securities  lending. It seeks
                                    to   maintain   a  constant   purchase   and
                                    redemption price of $1.00.

Neuberger Berman                    A U.S.  Government money market fund seeking
Government Money Fund               maximum safety and liquidity and the highest
                                    available  current income.  The Fund invests
                                    in  securities  issued or  guaranteed  as to
                                    principal    or   interest   by   the   U.S.
                                    Government,       its      agencies      and
                                    instrumentalities  and repurchase agreements
                                    on such securities. The Fund may also engage
                                    in   reverse   repurchase   agreements   and
                                    securities lending. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                    Seeks high  total  returns  consistent  with
High Income Bond Fund               capital  preservation.   The  Fund  normally
                                    invests primarily in a diversified portfolio
                                    of   U.S.   intermediate-term,    high-yield
                                    corporate bonds, including those sometimes known as "junk" bonds.

Lehman  Brothers                    Seeks to maximize  total  return  through  a
Core  Bond  Fund                    combination    of   income    and    capital
                                    appreciation.  The Fund normally  invests in
                                    high   quality   fixed-income    securities.
                                    Corporate  bonds,  commercial paper or bonds
                                    secured  by assets  such as home  mortgages,
                                    generally,  must at least  be an A*/;  bonds
                                    issued  by  the  U.S.   Government   or  its
                                    agencies are considered high quality.

Neuberger Berman                    Seeks the highest current income  consistent
Limited Maturity Bond Fund          with low  risk to  principal  and  liquidity
                                    and,  secondarily,  total  return.  The Fund
                                    invests   in  debt   securities,   primarily
                                    investment   grade;    maximum   10%   below
                                    investment  grade,  but no lower  than  B.*/
                                    Maximum average duration of four years.

MUNICIPAL FUNDS
---------------

Lehman Brothers New York            A money   market  fund  seeking  the highest
Municipal Money Fund                available current income exempt from federal
                                    income  tax and New York  State and New York
                                    City   personal   income   taxes   that   is
                                    consistent  with safety and  liquidity.  The
                                    Fund  normally  invests  at least 80% of its
                                    net  assets  in   high-quality,   short-term
                                    municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to maintain a stable $1.00 share price.

Lehman Brothers                     A   money   market  fund seeking the maximum
Municipal Money Fund                current  income  exempt from federal  income
                                    tax,  consistent  with safety and liquidity.
                                    The Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                    Seeks high  current  tax-exempt  income with
Municipal Securities Trust          low  risk  to   principal,   limited   price
                                    fluctuation, and liquidity and, secondarily, total return. The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective Prospectus of the Fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.

      There can be no assurance that Neuberger Berman GOVERNMENT MONEY Fund, Neuberger Berman CASH RESERVES, or Neuberger Berman MUNICIPAL MONEY Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced Funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

      Any Fund described herein, and any of the Income or Municipal Funds, may terminate or modify its exchange privilege in the future. Before effecting an exchange, shareholders should review a currently effective Prospectus of the Fund into which the exchange is to be made.

      Each of the Funds, except Neuberger Berman INTERNATIONAL and Neuberger Berman REAL ESTATE Funds, may terminate or materially alter its exchange privilege without notice to shareholders. Because Neuberger Berman INTERNATIONAL and Neuberger Berman REAL ESTATE Funds charge shareholders a redemption fee on exchanges of Fund shares held 60 days or less, the Funds will provide at least 60 days' notice prior to terminating or materially altering its exchange privilege, except in the following cases:

      o If the effect of the amendment to the exchange privilege is to reduce or eliminate the redemption fee payable at the time of the exchange; or

      o In certain extraordinary circumstances, such as the suspension of the redemption of the Fund's shares under Section 22(e) of the 1940 Act and the rules and regulations thereunder, or where a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with applicable investment objectives, policies and restrictions.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS
-------------------------

      The right to redeem Fund shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND
-------------------

      Each Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value (All Classes)" above. Each Fund may pay in kind only those requests for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less. If payment is made in securities, a shareholder or Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      Each Fund distributes to its shareholders, by Class, substantially all of its net investment income (after deducting expenses attributable to the Class), net capital gains, and net gains from foreign currency transactions earned or realized by the Fund. Capital gain realization is one factor that a portfolio manager may consider in deciding when to sell a security. A Fund's net investment income, for financial accounting purposes, consists of all income accrued on its assets less accrued expenses but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).

      Each Fund normally pays dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, once annually, in December, except that Neuberger Berman REAL ESTATE Fund distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter.

      Each Fund's dividends and other distributions are automatically reinvested in additional shares of the relevant Class of the distributing Fund, unless the shareholder elects to receive them in cash ("cash election"). Investor Class shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of another Neuberger Berman Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, and/or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to any Fund remains in effect until the shareholder (or Institution) notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver a Fund's mailings to a shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares of the relevant Class until the shareholder requests in writing to State Street or the Fund that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the relevant Class of the distributing Fund at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS
---------------------

      To continue to qualify for treatment as a RIC under the Code, each Fund - which is treated as a separate corporation for federal tax purposes - must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from (i) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies, and (ii) as a result of the American Jobs Creation Act of 2004 ("2004 Act"), net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in (a) securities (other than U.S. Government securities or securities of other RICs) of any one issuer, (b) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) securities of one or more QPTPs.

       If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), as dividends to the extent of the Fund's earnings and profits. Those dividends would be taxable as ordinary income, except that, for individual shareholders, the part thereof that is "qualified dividend income" (as described in each Prospectus) ("QDI") would be taxable for federal tax purposes at the rate for net capital gain (a maximum of 15%). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

      Dividends and interest a Fund receives, and gains it realizes, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      For both Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, if more than 50% of the value of either Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes the Fund paid. Pursuant to that election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by the shareholder, his or her share of those taxes, (2) treat his or her share of those taxes and of any dividend the Fund paid that represents its income from foreign or U.S. possessions sources as his or her own income from those sources, and (3) either use the foregoing information in calculating the foreign tax credit against his or her federal income tax or, alternatively, deduct the taxes deemed paid by him or her in computing his or her taxable income. A Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individual shareholders of a Fund who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

      A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. A Fund's distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on QDI.

      If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

      Each Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over a Fund's adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

      Investors should be aware that a Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after a Fund acquires shares therein. While each Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so.

      The Funds' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Funds realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Exchange-traded futures contracts (other than "securities futures contracts," as defined in section 1234B(c) of the Code), certain foreign currency contracts, and "nonequity" options (I.E., certain listed options, such as those on a "broad-based" securities index) that are subject to section 1256 of the Code ("Section 1256 contracts") in which a Fund may invest are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (I.E., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (as noted above, taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends that Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

      If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

      Each of Neuberger Berman CENTURY, Neuberger Berman MILLENNIUM, Neuberger Berman PARTNERS, Neuberger Berman REAL ESTATE, Neuberger Berman REGENCY, and Neuberger Berman SOCIALLY RESPONSIVE Funds may acquire zero coupon securities or other securities issued with OID. As a holder of those securities, each such Fund must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (including accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, such a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from a Fund's cash assets or, if necessary, from the proceeds of sales of its securities. A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      Income that Neuberger Berman REAL ESTATE Fund derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation or REIT) and is not a QPTP ("RE Partnership") will be treated as qualifying income under the Income Requirement only to the extent it would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership.

      Neuberger Berman REAL ESTATE Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under U.S. Treasury regulations that are authorized by the Code but have not yet been issued, some of a REIT's income attributable to such an interest (an "excess inclusion") generally will be allocated to the REIT's shareholders in proportion to the dividends they receive; those regulations are expected to treat a RIC's excess inclusion income similarly. Excess inclusion income so allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) would constitute unrelated business taxable income to them. In addition, if a "disqualified organization" (which term includes a governmental unit and a tax-exempt entity) is a record holder of a RIC's shares at any time during a taxable year, the RIC will be subject to tax equal to the portion of its excess inclusion income for the year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Fund will not invest directly in REMIC residual interests and does not intend to invest in REITs that, to its knowledge, invest in those interests.

TAXATION OF THE FUNDS' SHAREHOLDERS
-----------------------------------

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      Each Fund is required to withhold 28% of all dividends, capital gain distributions, and redemption proceeds otherwise payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions otherwise payable to such shareholders who otherwise are subject to backup withholding.

      Dividends a Fund pays to a foreign shareholder, other than (1) dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and (2) captial gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year, generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The 2004 Act, however, created two categories of dividends, "interest-related dividends" and "short-term capital gain dividends," that, if properly designated by a Fund, will be exempt from that tax. "Interest-related dividends," are dividends that are attributable to "qualified net interest income" ("qualified interest income" less allocable deductions), which generally consists of certain OID, interest on obligations "in registered form," and interest on deposits. "Short-term capital gain dividends" are dividends that are attributable to the excess of net short-term capital gain over net long-term capital loss, computed with certain adjustments. The exemption from withholding tax will apply to interest-related dividends and short-term capital gain dividends a Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning after December 31, 2004, and before January 1, 2008.

      As described in "Maintaining Your Account" in each Prospectus, a Fund may close a shareholder's account and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an individual retirement account (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. Shareholders should consult their tax advisers regarding any such consequences.

                                FUND TRANSACTIONS

      Neuberger Berman and Lehman Brothers act as principal brokers for each Fund (except Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund) in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market). This means that Fund trades may be executed by Neuberger Berman or Lehman Brothers where Neuberger Berman or Lehman Brothers is capable of providing best execution. Neuberger Berman and Lehman Brothers may act as broker for Neuberger Berman INTERNATIONAL Fund and Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund. A substantial portion of the Fund transactions of Neuberger Berman GENESIS and Neuberger Berman MILLENNIUM Funds involves securities traded on the OTC market; those Funds purchase and sell OTC securities in principal transactions with dealers who are the principal market makers for such securities. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders.

      For Neuberger Berman CENTURY Fund, Neuberger Berman FASCIANO Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman REAL ESTATE Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund, during the fiscal years ended 2004 and 2005 there was a reduction in the amount of brokerage transactions Neuberger Berman provided for the Funds and an increase in the amount of brokerage transactions

Lehman Brothers provided for the Funds due to the merger between Lehman Brothers and Neuberger Berman.

      During the fiscal year ended August 31, 2003, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $1,128,725, of which $336,386 was paid to Neuberger Berman and $44,772 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $1,029,848 of which $62,167 was paid to Neuberger Berman and $166,041 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman MANHATTAN Fund paid brokerage commissions of $664,695 of which $350 was paid to Neuberger Berman and $111,455 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.05% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.05% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 18.44% of the aggregate dollar amount of transactions involving the payment of commissions, and 16.77% of the aggregate brokerage commissions paid by the Fund. 100% of the $552,890 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $396,073,732 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund did not acquire or hold any securities of its "regular brokers or dealers" (as defined under the 1940 Act).

      During the fiscal year ended August 31, 2003, Neuberger Berman GENESIS Fund paid brokerage commissions of $3,239,161, of which $1,106,148 was paid to Neuberger Berman and $88,311 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman GENESIS Fund paid brokerage commissions of $4,725,331, of which $241,355 was paid to Neuberger Berman and $780,899 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman GENESIS Fund paid brokerage commissions of $4,226,620, of which $1,064 was paid to Neuberger Berman and $778,956 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.05% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.03% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 16.85% of the aggregate dollar amount of transactions involving the payment of commissions, and 18.43% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $3,446,600 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $2,873,860,472 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund did not acquire or hold any securities of its "regular brokers or dealers" (as defined under the 1940 Act).

      During the fiscal year ended August 31, 2003, Neuberger Berman FOCUS Fund paid brokerage commissions of $2,390,956, of which $1,379,962 was paid to Neuberger Berman and $33,196 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman FOCUS Fund paid brokerage commissions of

$2,349,516, of which $112,130 was paid to Neuberger Berman and $426,532 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman FOCUS Fund paid brokerage commissions of $1,173,794, of which $5,928 was paid to Neuberger Berman and $222,812 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.94% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.51% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 22.74% of the aggregate dollar amount of transactions involving the payment of commissions, and 18.98% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $945,054 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $665,662,572 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2004, that Fund acquired securities of the following of its Regular B/Ds: Goldman, Sachs & Co. and Morgan Stanley & Co.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Banc of America Securities, LLC, $86,936,630; Citigroup Global Markets, Inc., $142,646,430; Goldman, Sachs & Co., $33,576,360 and Merrill Lynch, Pierce, Fenner & Smith Inc., $96,600,400.

      During the fiscal year ended August 31, 2003, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $2,518,508, of which $1,115,775 was paid to Neuberger Berman and $138,791 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $1,565,147 of which $194,038 was paid to Neuberger Berman and $211,141 was paid to Lehman Brothers

      During the fiscal year ended August 31, 2005, Neuberger Berman GUARDIAN Fund paid brokerage commissions of $1,064,328 of which $0 was paid to Neuberger Berman and $208,076 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 20.91% of the aggregate dollar amount of transactions involving the payment of commissions, and 19.95% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $856,252 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $755,400,399 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: Citigroup Global Markets, Inc., Goldman, Sachs & Co and State Street Bank and Trust Company.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Citigroup Global Markets, Inc., $49,392,869; Goldman, Sachs & Co., $51,142,800; and State Street Bank and Trust Company, $61,490,259.

      During the fiscal year ended August 31, 2003, Neuberger Berman PARTNERS Fund paid brokerage commissions of $3,601,838 of which $2,043,647 was paid to Neuberger Berman and $139,969 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman PARTNERS Fund paid brokerage commissions of $3,509,499 of which $33 was paid to Neuberger Berman and $628,704 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman PARTNERS Fund paid brokerage commissions of $3,180,514 of which $1,021 was paid to Neuberger Berman and $649,322 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.04% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.03% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 23.18% of the aggregate dollar amount of transactions involving the payment of commissions, and 20.42% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $2,530,171 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $2,019,983,412 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: Banc of America
Securities, LLC, Citigroup Global Markets, Inc., Goldman, Sachs & Co. and Merrill Lynch, Pierce, Fenner & Smith, Inc.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Banc of America Securities, LLC, $31,162,326; Citigroup Global Markets, Inc., $27,461,298, Goldman Sachs & Co., $37,545,486; and Merrill Lynch, Pierce, Fenner & Smith Inc., $40,560,736.

      During the fiscal year ended August 31, 2003, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $279,263, of which $213,034 was paid to Neuberger Berman and $1,042 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $332,967, of which $32,234 was paid to Neuberger Berman and $51,042 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman SOCIALLY RESPONSIVE Fund paid brokerage commissions of $351,039, of which $107 was paid to Neuberger Berman and $74,482 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.06% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.03% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 21.29% of the aggregate dollar amount of transactions involving the payment of commissions, and 21.22% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $276,450 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $218,014,458 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: Citigroup Global Markets, Inc., Goldman, Sachs & Co. and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows:
Citigroup Global Markets, Inc., $14,544,771; Goldman Sachs & Co., $13,914,177; and State Street Bank and Trust Company, $18,087,502.

      During the fiscal year ended August 31, 2003, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $266,962, of which $924 was paid to Neuberger Berman and $13,820 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $379,705, of which $0 was paid to Neuberger Berman and $15,459 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman INTERNATIONAL Fund paid brokerage commissions of $1,145,798, of which $0 was paid to Neuberger Berman and $48,817 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 0.27% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.30% of the aggregate brokerage commissions paid by the Fund. 100% of the $1,142,365 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $638,467,540 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: BNP Paribas Securities Corp.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: BNP Paribas Securities Corp, $11,303,897.

      Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund commenced operations on June 15, 2005 and therefore has no brokerage data for the fiscal years ending August 31, 2003 and August 31, 2004.

      During the fiscal year ended August 31, 2005, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund paid brokerage commissions of $66,660, of which $0 was paid to Neuberger Berman and $50,428 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.00% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.00% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 76.93% of the aggregate dollar amount of transactions involving the payment of commissions, and 75.65% of the aggregate brokerage commissions paid by the Fund. 100% of the $16,232 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $9,075,795 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: BNP Paribas Securities Corp. and State Street Bank and Trust Company; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: BNP Paribas Securities Corp, $544,555; and State Street Bank and Trust Company $4,023,000.

      During the fiscal year ended August 31, 2003, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $465,539, of which $72,097 was paid to Neuberger Berman and $25,293 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $330,255, of which $8,189 was paid to Neuberger Berman and $42,462 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman MILLENNIUM Fund paid brokerage commissions of $329,518, of which $812 was paid to Neuberger Berman and $58,531 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.46% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.25% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 19.62% of the aggregate dollar amount of transactions involving the payment of commissions, and 17.76% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $270,175 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $160,973,295 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund did not acquire or hold any securities of its "regular brokers or dealers" (as defined under the 1940 Act).

      During the fiscal year ended August 31, 2003, Neuberger Berman REGENCY Fund paid brokerage commissions of $75,268, of which $51,760 was paid to Neuberger Berman and $485 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman REGENCY Fund paid brokerage commissions of $90,190, of which $7,572 was paid to Neuberger Berman and $13,778 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman REGENCY Fund paid brokerage commissions of $153,843, of which $181 was paid to Neuberger Berman and $28,431 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.14% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.12% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 16.89% of the aggregate dollar amount of transactions involving the payment of commissions, and 18.48% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $125,231 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $103,158,685 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: Bear Stearns & Co.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Bear, Stearns & Co., Inc., $1,688,400.

      During the fiscal year ended August 31, 2003, Neuberger Berman CENTURY Fund paid brokerage commissions of $41,576, of which $23,504 was paid to Neuberger Berman and $384 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman CENTURY Fund paid brokerage commissions of $29,866, of which $3,829 was paid to Neuberger Berman and $4,314 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman CENTURY Fund paid brokerage commissions of $35,939, of which $2,520 was paid to Neuberger Berman and $5,689 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 8.13% of the aggregate dollar amount of transactions involving the payment of commissions, and 7.01% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 15.86% of the aggregate dollar amount of transactions involving the payment of commissions, and 15.83% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $27,730 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $23,356,946 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: Banc of America Securities, LLC, Goldman, Sachs, & Co. and Morgan Stanley & Co.; at that date, that Fund held the securities of its Regular B/Ds with an aggregate value as follows: Citigroup Global Markets, Inc., $176,174 and Goldman, Sachs & Co., $177,888.

      During the fiscal year ended August 31, 2003, Neuberger Berman FASCIANO Fund paid brokerage commissions of $170,567, of which $58,384 was paid to Neuberger Berman and $3,316 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman FASCIANO Fund paid brokerage commissions of $212,836, of which $10,545 was paid to Neuberger Berman and $16,278 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman FASCIANO Fund paid brokerage commissions of $400,602, of which $33 was paid to Neuberger Berman and $67,341 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.01% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.01% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 20.01% of the aggregate dollar amount of transactions involving the payment of commissions, and 16.81% of the aggregate brokerage commissions paid by the Fund. 100.00% of the $333,228 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $219,148,618 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund acquired securities of the following of its Regular B/Ds: State Street Bank and Trust Company; at that date, that Fund did not hold any securities of its "regular brokers or dealers" (as defined under the 1940 Act).

      During the fiscal year ended August 31, 2003, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $100,388, of which $31,103 was paid to Neuberger Berman and $14,540 was paid to Lehman Brothers. During the fiscal year ended August 31, 2004, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $169,628, of which $100 was paid to Neuberger Berman and $28,845 was paid to Lehman Brothers.

      During the fiscal year ended August 31, 2005, Neuberger Berman REAL ESTATE Fund paid brokerage commissions of $146,563, of which $285 was paid to Neuberger Berman and $30,062 was paid to Lehman Brothers. During the fiscal year ended August 31, 2005, transactions in which that Fund used Neuberger Berman as broker comprised 0.26% of the aggregate dollar amount of transactions involving the payment of commissions, and 0.19% of the aggregate brokerage commissions paid by the Fund. During that fiscal year, transactions in which that Fund used Lehman Brothers as broker comprised 20.89% of the aggregate dollar amount of transactions involving the payment of commissions, and 20.51% of the aggregate brokerage commissions paid by the Fund. 100% of the $116,216 paid to other brokers by that Fund during that fiscal year (representing commissions on transactions involving approximately $83,057,455 was directed to those brokers at least partially on the basis of research services they provided. During the fiscal year ended August 31, 2005, that Fund did not acquire or hold any securities of its "regular brokers or dealers" (as defined under the 1940 Act).

      Insofar as Fund transactions of Neuberger Berman CENTURY, Neuberger Berman Millennium, Neuberger Berman PARTNERS, and Neuberger Berman REGENCY Funds result from active management of equity securities, and insofar as Fund transactions of Neuberger Berman MANHATTAN Fund result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Funds to brokers (including
Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

      For each of Neuberger Berman FOCUS Fund and Neuberger Berman INTERNATIONAL Fund, the aggregate dollar amount of brokerage commissions paid in fiscal year 2005 differed materially from the aggregate dollar amount of brokerage commissions paid in each of fiscal years 2003 and 2004. This was caused by multiple factors including changes in the net assets of each Fund and changes in either the inflows and outflows of each Fund's net assets.

      For Neuberger Berman GUARDIAN Fund, the aggregate dollar amount of brokerage commissions paid in fiscal year 2005 differed materially from the aggregate dollar amount of brokerage commissions paid in each of fiscal years 2003 and 2004 because there was a change in the Portfolio Managers of the Fund in 2002 and 2003.

      The Funds may, from time to time, loan portfolio securities to Neuberger Berman, Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Fund to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Fund will be made on terms at least as favorable to the Fund as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Fund as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Fund Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Funds. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

      In effecting securities transactions, each Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Fund plans to continue to use Neuberger Berman and/or Lehman Brothers as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Funds' knowledge, no affiliate of any Fund receives give-ups or reciprocal business in connection with its securities transactions.

      The use of Neuberger Berman and Lehman Brothers as brokers for each Fund is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

      Under the 1940 Act, commissions paid by a Fund to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Fund's policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Fund Trustees not to be comparable to the Fund and (2) at least as favorable as those charged by other brokers having comparable execution capability in NB Management's judgment. The Funds do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Fund unless an appropriate exemption is available.

      A committee of Independent Fund Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Funds and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers determine that the commissions paid to Neuberger Berman and Lehman Brothers by the Funds are fair and reasonable must be reviewed and approved no less often than annually by a majority of the Independent Fund Trustees.

      To ensure that accounts of all investment clients, including a Fund, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

      Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Fund. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Fund cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Funds participate in.

      Each Fund expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman and Lehman Brothers. In selecting those brokers, NB Management considers the quality and reliability of brokerage services, including execution capability, speed of execution, overall performance, and financial responsibility, and may consider, among other factors, research and other investment information provided by, and sale of Fund shares effected through, those brokers as well as any expense offset arrangements offered by the brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers, industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

      A committee comprised of officers of NB Management and employees of Neuberger Berman who are Fund managers of some of the Funds and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates quarterly the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research or other services provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

      The commissions paid to a broker other than Neuberger Berman and Lehman Brothers may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Funds by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Funds' benefit.

      Jon D. Brorson, John J. Zielinski and Kenneth J. Turek; Michael Fasciano; Robert B. Corman; Judith M. Vale and Robert W. D'Alelio; Arthur Moretti; Ingrid
S. Dyott and Sajjad Ladiwala; Benjamin E. Segal and Milu E. Komer; Benjamin E. Segal; Jon D. Brorson and Kenneth J. Turek; Jon D. Brorson and David H. Burshtan; S. Basu Mullick; Steven R. Brown and Steve S. Shigekawa; S. Basu Mullick; Arthur Moretti, Ingrid S. Dyott, and Sajjad Ladiwala, each of whom is a Vice President of NB Management and a Managing Director (with the exception of Mr. DiDomenico, Mr. Ladiwala and Mr. Shigekawa, who are Vice Presidents) of Neuberger Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investments of Neuberger Berman CENTURY Fund, Neuberger Berman FASCIANO Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman INTERNATIONAL INSTITUTIONAL Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman PARTNERS Fund, Neuberger Berman REAL ESTATE Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action.

COMMISSION RECAPTURE PROGRAM AND EXPENSE OFFSET ARRANGEMENT
-----------------------------------------------------------

      The Funds have entered into a commission recapture program with Citigroup Global Markets Inc., which enables each Fund to pay some of its operational expenses by recouping a portion of the commissions it pays to a broker that is not a related party of the Funds. Expenses paid through this program may include costs of custodial, transfer agency or accounting services. For the year ended August 31, 2005, the impact of this arrangement on the Funds was a reduction of expenses as follows:

-------------------------------------------------------
FUNDS                         AMOUNT OF  REDUCTION  OF
                              EXPENSES
-------------------------------------------------------
Century                                         $3,983
-------------------------------------------------------
Fasciano                                       $25,618
-------------------------------------------------------
Focus                                         $127,811
-------------------------------------------------------
Genesis                                       $304,669
-------------------------------------------------------
Guardian                                       $69,894
-------------------------------------------------------
International                                  $64,825
-------------------------------------------------------
International Institutional                       --(1)
-------------------------------------------------------
Manhattan                                      $45,287
-------------------------------------------------------
Millennium                                     $21,347
-------------------------------------------------------
Partners                                      $262,638
-------------------------------------------------------
Real Estate                                     $9,629
-------------------------------------------------------
Regency                                         $9,625
-------------------------------------------------------
Socially Responsive                            $19,441
-------------------------------------------------------
(1) Period from June 17, 2005 (Commencement of Operations) to August 31, 2005.

      Each Fund also has an expense offset arrangement in connection with its custodian contract. For the year ended August 31, 2005, the impact of this arrangement was a reduction of expenses as follows:

-------------------------------------------------------
FUNDS                         AMOUNT OF  REDUCTION  OF
                              EXPENSES
-------------------------------------------------------
Century                                             $5
-------------------------------------------------------
Fasciano                                          $657
-------------------------------------------------------
Focus                                           $1,495
-------------------------------------------------------
Genesis                                        $23,573
-------------------------------------------------------
Guardian                                        $3,380
-------------------------------------------------------
International                                   $1,315
-------------------------------------------------------
International Institutional                    $118(1)
-------------------------------------------------------
Manhattan                                       $1,141
-------------------------------------------------------
Millennium                                        $112
-------------------------------------------------------
Partners                                       $22,403
-------------------------------------------------------
Real Estate                                       $247
-------------------------------------------------------
Regency                                           $513
-------------------------------------------------------

-------------------------------------------------------

Socially Responsive                               $642
-------------------------------------------------------


PORTFOLIO TURNOVER
------------------

      A Fund's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

PROXY VOTING
------------

      The Board has delegated to Neuberger Berman the responsibility to vote proxies related to the securities held in the Funds' portfolios. Under this authority, Neuberger Berman is required by the Board to vote proxies related to portfolio securities in the best interests of the Funds and their shareholders. The Board permits Neuberger Berman to contract with a third party to obtain proxy voting and related services, including research of current issues.

      Neuberger Berman has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority, including the Funds. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

      Neuberger Berman's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger Berman's voting guidelines.

      For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman's guidelines adopt the voting recommendations of ISS. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

      In the event that an investment professional at Neuberger Berman believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

      If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, WWW.SEC.GOV.

                          PORTFOLIO HOLDINGS DISCLOSURE

PORTFOLIO HOLDINGS DISCLOSURE POLICY
------------------------------------

       The Funds prohibit the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Funds, rating and ranking organizations, and affiliated persons of the Funds or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

       NB Management and the Funds have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Funds with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Funds' President or a Senior Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Funds prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

PORTFOLIO HOLDINGS DISCLOSURE PROCEDURES
----------------------------------------

       Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Fund by completing a holdings disclosure form. The completed form must be submitted to the Funds' President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of the Funds or NB Management, the reviewer must ensure that the disclosure is in the best interests of Fund shareholders and that no conflict of interest exists between the shareholders and the Funds or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither the Funds, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Funds' Chief Compliance Officer, the Board of Trustees reviews the Funds' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

       Pursuant to a Code of Ethics adopted by the Funds, NB Management and Neuberger Berman ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of the Funds except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Funds' shareholders. The Code also prohibits any person associated with the Funds, NB Management or Neuberger Berman, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by the Funds from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

PORTFOLIO HOLDINGS APPROVED RECIPIENTS
--------------------------------------

       The Funds currently have ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

       STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Fund has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Fund employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Fund's activities and supplies each Fund with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Fund, except with such Fund's written consent. State Street receives reasonable compensation for its services and expenses as custodian.

       SECURITIES LENDING AGENT. Each Fund has entered into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive each Fund's portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to the Fund's operations that is designated by the Fund as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Fund pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Fund also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

      OTHER THIRD-PARTY SERVICE PROVIDERS TO THE FUNDS. The Funds may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to the Funds who require access to this information to fulfill their duties to the Funds. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

      RATING, RANKING AND RESEARCH AGENCIES. Each Fund sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. The Funds provide their complete portfolio holdings to: Vestek and Bloomberg L.P. each day; Standard and Poor's, a division of The McGraw-Hill Companies, Inc. and Lipper, a Reuters company on the second business day of each month; Morningstar, Inc. on the fifth calendar day of each month; and Capital Access on the tenth calendar day of each month. The Funds also provide their complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Fund's top 10 holdings. No compensation is received by any Fund, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. The Funds either have or expect to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep the Funds' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Funds.

                             REPORTS TO SHAREHOLDERS

      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Funds. Each Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

      Each Fund is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds," and the term "Neuberger Berman" in each Fund's name (except Neuberger Berman Century Fund, Neuberger Berman FASCIANO Fund, Neuberger Berman REAL ESTATE Fund and
Neuberger Berman REGENCY Fund) was "Neuberger & Berman."

      DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

      SHAREHOLDER MEETINGS. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The Trustees will call special meetings of shareholders of a Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote at the meeting.

      CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively, merely on the basis of being a shareholder.

      OTHER. Because Advisor Class, Trust Class and Institutional Class shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with NB Management to perform services. Depending on the policies of the Institution involved, an investor may be able to transfer an account from one Institution to another.

                          CUSTODIAN AND TRANSFER AGENT

      Each Fund has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Investor Class correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All correspondence for other classes should be mailed to Neuberger Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Each Fund (other than Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting Firm that will audit its financial statements. Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY RESPONSIVE Fund have selected Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent registered public accounting firm that will audit their financial statements.

                                  LEGAL COUNSEL

      The Trust has selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036, as its legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of December 1, 2005, the following are all of the beneficial and record owners of more than five percent of each Fund. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Funds of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
FASCIANO FUND          Charles Schwab & Co. Inc                        28.54%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       National Financial Services Corp                9.10%
                       For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       Fidelity Investments Institutional              6.92%
                       OPS Co Inc FIIOC As Agent for
                       Certain Employee Benefit Plan
                       100 Magellan Way KWIC
                       Corington, KY 41015-1999

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
FOCUS FUND             Charles Schwab & Co. Inc                        10.51%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

GENESIS FUND           Charles Schwab & Co. Inc                        21.11%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Union Central Life Insurance Co.                7.39%
                       401K Group Sep Acct
                       Attn Mutual Funds Dept Station 3
                       1876 Waycross Rd
                       PO Box 40888
                       Cincinnati, OH 45240-0888

GUARDIAN FUND          Charles Schwab & Co. Inc                        16.76%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

INTERNATIONAL FUND     Charles Schwab & Co. Inc                        36.79%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       National Financial Services Corp                12.93%
                       For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

MANHATTAN FUND         Charles Schwab & Co. Inc                        6.11%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

MILLENNIUM FUND        Charles Schwab & Co. Inc                        9.74%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
PARTNERS FUND          Charles Schwab & Co. Inc                        14.47%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       National Financial Services Corp                5.70%
                       For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

REGENCY FUND           Charles Schwab & Co. Inc                        12.89%
INVESTOR CLASS         Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Wells Fargo Bank NA FBO                         10.53%
                       Secura - Mutual Fund
                       PO Box 1533
                       Minneapolis, MN 55480-1533

                       National Financial Services Corp                10.12%
                       For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

SOCIALLY RESPONSIVE    Charles Schwab & Co. Inc                        22.10%
FUND INVESTOR CLASS    Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Nationwide Life Insurance CO                    12.07%
                       NACO
                       C/O IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

                       Nationwide Life Insurance CO                    8.47%
                       DCVA
                       C/O IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
FOCUS FUND             Delaware Charter Guarantee & Trust              14.46%
TRUST CLASS            Cust FBO Principal Financial Group
                       Attn Ris NPIO Trade Desk
                       711 High St
                       Des Moines, IA 50392-0001

                       National Financial Services Corp                11.70%
                       For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       BOST & Co.                                      8.06%
                       PO Box 3198
                       Pittsburgh, PA 15230-3198

                       Citigroup Global Markets Inc.                   7.21%
                       388 Greenwich St
                       New York, NY 10013-2375

                       Fidelity Investments Inst Ops                   6.90%
                       Co as Agent For Certain EE Benefit Pl
                       100 Magellan Way # KWIC
                       Covington, KY 41015-1999

                       Nationwide Trust Co                             6.18%
                       FSB c/o IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

                       Wells Fargo Bank NA FBO                         6.05%
                       RPS Neuberger Berman Focus Trust
                       PO Box 1533
                       Minneapolis, MN 55480-1533

GENESIS FUND           Fidelity Investments Inst Ops                   31.68%
TRUST CLASS            Co as Agent For Certain EE Benefit Pl
                       Mailzone KWIC
                       100 Magellan Way # KW1C
                       Covington, KY 41015-1999

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       National Financial Services Corp                6.33%
                       For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       JP Morgan Chase Bank as TTEE FBO                5.52%
                       Sun Microsystem Inc Tax Deferred
                       Retirement Savings Pln Dtd 10/1/04
                       c/o GPMRPS Mgmt Rptg Team
                       9300 Ward Parkway
                       Kansas City, MO 64114-3317

GUARDIAN FUND          ING National Trust                              19.90%
TRUST CLASS            U/A DTD 4/22/96
                       151 Farmington Ave # T531
                       Hartford, CT 06156-0001

                       Nationwide Life Insurance CO                    19.90%
                       QPVA
                       C/O IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

                       National Financial Services Corp                14.35%
                       For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       Nationwide Trust Co                             7.15%
                       FSB c/o IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

INTERNATIONAL FUND     Citigroup Global Markets Inc.                   30.21%
TRUST CLASS            388 Greenwich St
                       New York, NY 10013-2375

                       MFPF&S For the Sole Benefit of its Customers    21.62%
                       Attn Fund Administration
                       4800 Deer Lake Dr E Fl 2
                       Jacksonville, FL 32246-6484

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       National Financial Services Corp                16.52%
                       For the Exclusive Benefit of our Clients
                       200 Liberty St - 1 World Fin Ctr
                       Attn Mutual Funds Dept - 5th Floor
                       New York, NY 10281-1003

MANHATTAN FUND         National Financial Services Corp                25.45%
TRUST CLASS            For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       ING National Trust                              19.91%
                       U/A DTD 4/22/96
                       151 Farmington Ave # T531
                       Hartford, CT 06156-0001

                       Delaware Charter Guarantee & Trust              18.44%
                       FBO Various Qualified Plans
                       711 High St
                       Des Moines, IA 50309-2732

                       Fidelity Investments Inst Ops                   13.73%
                       Co as Agent For Certain EE Benefit Pl
                       100 Magellan Way # KW1C
                       Covington, JY 41015-1999

                       Delaware Charter Guarantee & Trust              6.51%
                       FBO Various NonQualified Plans
                       711 High St
                       Des Moines, IA 50309-2732

MILLENNIUM FUND        National Financial Services Corp                84.82%
TRUST CLASS            For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

PARTNERS FUND          National Financial Services Corp                19.91%
TRUST CLASS            For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Nationwide Life Insurance CO                    19.84%
                       QPVA
                       C/O IPO Portfolio Accounting
                       PO Box 182029
                       Columbus, OH 43218-2029

                       Fidelity Investments Instit Oper Co             15.82%
                       As Agent for Certain Benefit Pln
                       100 Magellan Way # KW1C
                       Convington, KY 41015-1999

                       PRC Inc                                         10.28%
                       c/o T Rowe Price Financial
                       Attn Asset Recon
                       PO Box 17215
                       Baltimore, MD 21297-1215

REAL ESTATE FUND       Neuberger Berman LLC                            21.34%
TRUST CLASS            70 Hudson Street
                       7th Floor
                       Jersey City, NJ 07302-4585

                       Charles Schwab & Co. Inc                        7.51%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       National Financial Services Corp                5.14%
                       For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

REGENCY FUND           BOST & Co A/C                                   45.45%
TRUST CLASS            FBO Directed Account Plan
                       Mutual Fund Operations
                       PO Box 3198
                       Pittsburgh, PA 15230-3198

                       National Financial Services Corp                15.51%
                       For the Exclusive Benefit of their Clients
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Union Central Life Insurance Co.                5.95%
                       401K Group Sep Acct
                       1876 Waycross Rd
                       PO Box 40888
                       Cincinnati, OH 45240-0888

                       Charles Schwab & Co. Inc                        5.40%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

SOCIALLY RESPONSIVE    Hartford Life Insurance Co                      24.88%
FUND                   Separate Account TK
TRUST CLASS            Attn David Ten Broeck
                       200 Hopmeadow St
                       Simsbury, CT 06089-9793

                       Fidelity Investments Inst Ops                   18.44%
                       Co as Agent For Certain EE Benefit Pl
                       100 Magellan Way # KW1C
                       Covington, KY 41015-1999

                       National Financial Services Corp                6.88%
                       For the Exclusive Benefit of our Customers
                       PO Box 3908
                       Church Street Station
                       New York, NY 10008-3908

                       Delaware Charter Guarantee & Trust              5.40%
                       FBO Principal Financial Group
                       Attn RIS NPIO Trade Desk
                       711 High St
                       Des Moines, IA 50392-0001

FASCIANO FUND          Charles Schwab & Co. Inc                        18.19%
ADVISOR CLASS          Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       American United Life Ins Co.                    13.92%
                       FBO Group Retirement Annuity
                       PO Box 1995
                       Indianapolis, IN 46206-9102

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Citigroup Global Markets Inc.                   11.38%
                       333 W 34th St Fl 3
                       New York, NY 10001-2402

                       Fifth Third Bank TTEE                           7.92%
                       FBO: GVSU Pension (COT)
                       A/C # 16-2-8607210
                       PO Box 3385
                       Cincinnati, OH 45263-0001

FOCUS FUND             Transamerica Life Insurance Company             29.36%
ADVISOR CLASS          1150 South Olive St T-10-05
                       Los Angeles, CA 90015-2249

                       First Union National Bank TTEE                  9.09%
                       FBO Fund Reinvestment Account
                       1525 W WT Harris Blvd NC-1151
                       Charlotte, NC 28262-8522

                       Delaware Charter Guarantee & Trust              8.20%
                       FBO Various Qualified Plans
                       711 High St
                       Des Moines, IA 50309-2732

                       Delaware Charter Guarantee & Trust              7.78%
                       FBO Principal Financial Group
                       Attn RIS NPIO Trade Desk
                       711 High St
                       Des Moines, IA 50392-0001

                       American United Life Ins Co.                    5.45%
                       FBO Group Retirement Annuity
                       PO Box 1995
                       Indianapolis, IN 46206-9102

                       Charles Schwab & Co. Inc                        5.44%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

GENESIS FUND           First Union National Bank FBO                   17.04%
ADVISOR CLASS          Various Retirement Plans
                       1525 W WT Harris Blvd CMGNC1151
                       Charlotte, NC 28262-8522

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Charles Schwab & Co. Inc                        11.10%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Transamerica Life Insurance Company             9.60%
                       1150 South Olive St T-10-05
                       Los Angeles, CA 90015-2249

                       Fidelity Investments Inst Ops Co                8.21%
                       As agent for Acuson 401K Ret Savings Plan
                       100 Magellan Way KW1C
                       Covington, KY 41015-1987

                       Delaware Charter Guarantee & Trust              5.57%
                       Cust FBO Principal Mutual Life Ins
                       CO DTD 1/1/96
                       PO Box 8704
                       1013 Centre Rd
                       Wilmington, DE 19805-1265

                       First Union National Bank Custodian             5.26%
                       For Various Retirement Plans
                       1525 W WT Harris Blvd CMGNC1151
                       Charlotte, NC 28262-8522

GUARDIAN FUND          Charles Schwab & Co. Inc                        70.60%
ADVISOR CLASS          Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Pershing LLC                                    7.33%
                       Attn Mutual Funds
                       PO Box 2052
                       Jersey City, NJ 07303-2052

                       EMJAYCO                                         5.14%
                       FBO Spring Valley City Bank
                       401(K) Plan 397379
                       PO Box 170910
                       Milwaukee, WI 53217-0909

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
MANHATTAN FUND         MFPF&S For the Sole Benefit of Its Customers    22.77%
ADVISOR CLASS          Attn Fund Administration
                       4800 Deer Lake Dr E Fl 2
                       Jacksonville, FL 32246-6484

                       Fidelity Investments Inst                       13.51%
                       Operations Co Inc (FIIOC) As Agent
                       For Base Technologies Inc
                       401K Plan & Trust-10202
                       100 Magellan Way # KW1C
                       Covington, KY 41015-1999

                       Blush & Co.                                     9.97%
                       PO Box 976
                       New York, NY 10268-0976

                       Neuberger and Berman Management Inc             9.95%
                       Attn: Nick Altomare
                       605 3rd Ave Fl 3
                       New York, NY 10158-0180

                       Counsel Trust Company Cust For                  5.42%
                       Matthews Roofing Co Inc PSP
                       235 Saint Charles Way Ste 100
                       York, PA 17402-4658

MILLENNIUM FUND        Neuberger Berman LLC                            23.16%
ADVISOR CLASS          70 Hudson Street
                       7th Floor
                       Jersey City, NJ 07302-4585

                       American United Life Ins Co.                    22.11%
                       FBO Group Retirement Annuity
                       PO Box 1995
                       Indianapolis, IN 46206-9102

                       Hartford Life Insurance Co                      18.17%
                       Separate Account TK
                       Attn David Ten Broeck
                       200 Hopmeadow St
                       Simsbury, CT 06089-9793

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Metlife Retirement Plans Group                  15.83%
                       Reliance Trust Company
                       As Trustee for
                       2 Montgomery St Fl 3
                       Jersey City, NJ 07302-3802

                       Metlife                                         12.43%
                       FBO Metlife Retirement Plans Group
                       GAP
                       2 Montgomery St Fl 3
                       Jersey City, NJ 07302-3802

                       Charles Schwab & Co. Inc                        7.97%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

PARTNERS FUND          Transamerica Life Insurance Company             22.15%
ADVISOR CLASS          Attn Daisy Lo
                       Retirement SVCS - Separate Accts
                       PO Box 30368
                       Los Angeles, CA 90030-0368

                       Charles Schwab & Co. Inc                        19.85%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       MFPF&S For the Sole Benefit of Its Customers    17.71%
                       Attn Fund Administration
                       4800 Deer Lake Dr E Fl 2
                       Jacksonville, FL 32246-6484

                       First Union National Bank TTEE                  8.05%
                       FBO First Union Nat'l Bank
                       1525 W WT Harris Blvd NC-1151
                       Charlotte, NC 28262-8522

                       American United Life Ins Co.                    6.40%
                       FBO Group Retirement Annuity
                       PO Box 1995
                       Indianapolis, IN 46206-9102

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
GENESIS FUND           Fidelity Investments Inst Ops Co                30.42%
INSTITUTIONAL CLASS    As Agent for Certain EE Benefit Pl
                       Mailzone KWIC
                       100 Magellan Way # KW1C
                       Covington, KY 41015-1999

                       Bank of New York as Custodian                   17.24%
                       Savings Plan for Employees and
                       Partners of Pricewaterhouse Coopers
                       LLP Attn Yvonne Smith
                       1 Wall St Fl-12
                       New York, NY 10286-0001

                       Retirement Benefit Accumulation Plan            8.13%
                       For Employees of
                       Pricewaterhouse Coopers LLP Bank of
                       New York as Custodian
                       One Wall St 12th Floor
                       New York, NY 10286-0001

                       JP Morgan Investor Services                     7.26%
                       3 Metrotech Ctr Fl 6
                       Attn Dan Litt
                       Brooklyn, NY 11245-0001

                       Pershing LLC                                    5.90%
                       Attn Mutual Funds
                       PO Box 2052
                       Jersey City, NJ 07303-2052

INTERNATIONAL          Prudential Investment Management                25.22%
INSTITUTIONAL FUND     Service FBO Mutual Fund Clients
                       100 Mulberry St.
                       3 Gateway Center Fl. 11
                       Newark, NJ  07102-4000

                       Charles Schwab & Co. Inc                        17.30%
                       Attn: Mutual Funds
                       101 Montgomery St.
                       San Francisco, CA 94104-4122

                       Wells Fargo Bank FBO                            16.91%
                       Stoel Rives LLP
                       P.O. Box 1533
                       Minneapolis, MN 55480-1533

FUND AND CLASS         NAME AND ADDRESS                           PERCENT OWNED
--------------         ----------------                           --------------
                       Capinco C/O US Bank                             8.15%
                       P.O. Box 1787
                       Milwaukee, WI  53201-1787

                       Greater Houston Community Fndtn.                6.52%
                       Attn: Robert W. Paddock
                       4550 Post Oak Place Dr. Ste. 100
                       Houston, TX  77027-3143

                       Lehman Brothers, Inc.                           5.00%
                       70 Hudson Street, 7th Floor
                       Jersey City, NJ  07302-6599


                             REGISTRATION STATEMENT

      This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectuses. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Funds.

      Statements contained in this SAI and in the Prospectuses as to the contents of any contract or other document are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

      The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 2005:


            The audited financial statements of Neuberger Berman FASCIANO Fund, Neuberger Berman FOCUS Fund, Neuberger Berman GENESIS Fund, Neuberger Berman GUARDIAN Fund, Neuberger Berman INTERNATIONAL Fund, Neuberger Berman PARTNERS Fund, and Neuberger Berman REAL ESTATE Fund, notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

            The audited financial statements of Neuberger Berman CENTURY Fund, Neuberger Berman MANHATTAN Fund, Neuberger Berman MILLENNIUM Fund, Neuberger Berman REGENCY Fund, and Neuberger Berman SOCIALLY
            RESPONSIVE  Fund, notes thereto,  and the reports of Tait,  Weller &

            Baker, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                                                                      APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER
-----------------------------------------------

S&P CORPORATE BOND RATINGS:
---------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

            MOODY'S CORPORATE BOND RATINGS:
            -------------------------------

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

            S&P COMMERCIAL PAPER RATINGS:

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            MOODY'S COMMERCIAL PAPER RATINGS

            Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -    Leading market positions in well-established industries.

             -    High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

             - Well-established access to a range of financial markets and assured sources of alternate liquidity.